As filed with the Securities and Exchange Commission on October 30, 2002


                                                            File Nos. 002-96634
                                                                       811-4267


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                   -----

      Post-Effective Amendment No.  32                         (X)
                                   ----

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  33                                        (X)
                    ----

                         INSTITUTIONAL FIDUCIARY TRUST
                         -----------------------------
              (Exact Name of Registrant as Specified in Charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 (Address of
              Principal Executive Offices)(Zip Code)

                                (650) 312-2000
                                --------------
             (Registrant's Telephone Number, Including Area Code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on November 1, 2002 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Money Market Portfolios (the Master Fund) has executed this registration statement.




Prospectus

Institutional Fiduciary Trust



Money Market Portfolio
Franklin U.S. Government Securities Money Market Portfolio

NOVEMBER 1, 2002








[Insert Franklin Templeton Investments logo]

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

 2  Money Market Portfolio

 9  Franklin U.S. Government Securities Money Market Portfolio

15  Distributions and Taxes

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

16  Buying Shares

19  Investor Services

22  Selling Shares

25  Account Policies

29  Questions


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover


MONEY MARKET PORTFOLIO (MONEY FUND)

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.


MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests, through The Money Market Portfolio (Portfolio), mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including:


BANK OBLIGATIONS and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposits) issued by domestic banks. Investments in obligations of U.S. branches of foreign banks are considered domestic bank obligations if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities.

o CERTIFICATES OF DEPOSITS, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

REPURCHASE AGREEMENTS, which are agreements to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

U.S. GOVERNMENT SECURITIES, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o  with remaining maturities of 397 days or less, and
o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------



INCOME Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

INTEREST RATE Changes in interest rates can be sudden and unpredictable. Rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board. A reduction in short-term interest rates will normally result in reduced interest income to the Fund and thus a reduction in dividends payable to shareholders. An increase in short-term interest rates will normally have the effect of increasing dividends to shareholders.


CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.


More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund's Board of Trustees, at any time, considers it to be in the Fund's best interest.


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.


ANNUAL TOTAL RETURNS/1

[Insert bar graph]

 3.74%  3.14%   4.19%   5.98%   5.38%  5.49%   5.44%   4.92%   6.17%   4.15%
  92     93      94      95      96     97      98      99      00      01
                                         YEAR

[Begin callout]
BEST QUARTER:
Q3 '00  1.58%

WORST QUARTER:
Q4 '01  0.66%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Money Market Portfolio        4.15%       5.26%      4.87%

----------
1. As of September 30, 2002 the Fund's year-to-date return was 1.23%. All Fund performance assumes reinvestment of dividends.
----------


To obtain the Fund's current yield information, please call 1-800/321-8563.


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases                 None


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1

Management fees/2                           0.35%
Other expenses                              0.03%
                                           ---------------
Total annual Fund operating expenses/2      0.38%
                                           ===============

----------
1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.
2. For the fiscal year ended June 30, 2002, the manager and administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund. With these reductions, management fees were 0.32% and total annual Fund operating expenses were 0.35%. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees.
----------


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR     3 YEARS   5 YEARS    10 YEARS
-------------------------------------------
$39        $122      $213        $480

[Insert graphic of briefcase] MANAGEMENT
                              ----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $247 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2002, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the Fund's share was 0.14% of its average daily net assets. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned on an investment in the Fund assuming reinvestment of dividends. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                   YEAR ENDED JUNE 30,
------------------------------------------------------------------------------
                            2002      2001     2000     1999     1998
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year           1.00      1.00     1.00     1.00     1.00
                      --------------------------------------------------------
Net investment income        .024      .057     .054     .049     .054
Distributions from
net investment income       (.024)    (.057)   (.054)   (.049)   (.054)
                      --------------------------------------------------------
Net asset value, end        1.00      1.00     1.00     1.00     1.00
of year               ========================================================
Total return (%)            2.42      5.84     5.54     5.02     5.58

RATIOS/SUPPLEMENTAL
DATA
Net assets, end of
year                   2,342,404   2,046,618  1,010,170  1,289,010   175,881
($ x 1,000)
Ratios to average
net
assets: (%)
  Expenses/1                 .35       .35      .35      .31      .20
  Expenses excluding
  waiver and
  payments by                .38       .37      .40      .33      .24
  affiliate/1
  Net investment            2.30      5.64     5.48     4.82     5.44
   income


----------
1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
----------

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
(U.S. SECURITIES FUND)

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests, through The U.S. Government Securities Money Market Portfolio (Portfolio), only in marketable obligations that are issued or guaranteed by the U.S. government or that carry a guarantee that is supported by the full faith and credit of the U.S. government, repurchase agreements collateralized only by these securities, and stripped securities (which are separate income and principal components of a debt security). It is the Fund's present policy to limit its investments to U.S. Treasury bills, notes and bonds (including stripped securities), and repurchase agreements collateralized only by these securities. A repurchase agreement is an agreement to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o   with remaining maturities of 397 days or less, and
o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

INCOME Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.


INTEREST RATE When interest rates rise, security prices fall. The opposite is also true: security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.


More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund's Board of Trustees, at any time, considers it to be in the Fund's best interest.


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.


ANNUAL TOTAL RETURNS/1

[Insert bar graph]

 3.57%  3.06%  4.11%   5.83%   5.27%   5.41%    5.30%    4.68%   5.96%   3.81%
  92     93     94      95      96      97       98       99      00      01
                                         YEAR

[Begin callout]
BEST QUARTER:
Q4 '00  1.55%

WORST QUARTER:
Q4 '01  0.57%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                      1 YEAR    5 YEARS    10 YEARS
----------------------------------------------------------------------
Franklin U.S. Government Securities   3.81%     5.04%       4.70%
 Money Market Portfolio

----------
1. As of September 30, 2002, the Fund's year-to-date return was 1.16%. All Fund performance assumes reinvestment of dividends.
----------


To obtain the Fund's current yield information, please call 1-800/321-8563.

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases           None


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1

Management fees/2                           0.35%
Other expenses                              0.07%
                                           ---------------
Total annual Fund operating expenses/2      0.42%
                                           ---------------

----------
1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The U.S. Government Securities
Money Market Portfolio.
2. For the fiscal year ended June 30, 2002, the manager and administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund. With these reductions, management fees were 0.28% and total annual Fund operating expenses were 0.35%. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees.
----------


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------
$43        $135       $235        $530

[Insert graphic of briefcase] MANAGEMENT
                              ----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $247 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2002, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the Fund's share was 0.14% of its average daily net assets. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned on an investment in the Fund assuming reinvestment of dividends. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                 YEAR ENDED JUNE 30,
------------------------------------------------------------------------------
                            2002     2001    2000    1999    1998
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year           1.00     1.00    1.00    1.00    1.00
                            --------------------------------------------------
Net investment income        .022     .054    .051    .047    .054
Distributions from net
 investment income          (.022)   (.054)  (.051)  (.047)  (.054)
                            --------------------------------------------------
Net asset value, end of     1.00     1.00    1.00    1.00    1.00
year                        ==================================================
Total return (%)            2.22     5.52    5.27    4.82    5.51

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                 85,057   53,887  56,436  111,566  131,151
Ratios to average net
assets: (%)
  Expenses/1                 .35      .35     .35     .30     .20
  Expenses excluding
  waiver and payments by     .42      .46     .43     .34     .26
  affiliate/1
  Net investment income     2.06     5.40    5.08    4.69    5.34


----------
1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
----------

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES
                                                     -----------------------


INCOME DIVIDENDS Each Fund typically declares and pays income dividends each day that its net asset value is calculated. A Fund does not pay "interest." Your account begins to receive dividends on the day a Fund receives your investment and continues to receive dividends through the day before it receives a request to redeem your shares. The amount of any dividends will vary and there is no guarantee either Fund will pay dividends.

TAX CONSIDERATIONS In general, if you are a taxable investor, Fund dividends are taxable to you as ordinary income. This is true whether you reinvest your dividends in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of dividends you received for the previous year.

BACKUP WITHHOLDING
By law, each Fund must withhold a portion of your taxable dividends and sales proceeds unless you:


o   provide your correct social security or taxpayer identification number,
o   certify that this number is correct,
o   certify that you are not subject to backup withholding, and
o   certify that you are a U.S. person (including a U.S. resident alien).


Each Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 30% of any dividends or proceeds paid in calendar years 2002 or 2003.


For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale. Because each Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your Fund shares.



YOUR ACCOUNT

[Insert graphic of a paper with lines and someone writing] BUYING SHARES
                                                           -------------

Each Fund is available for investment by individuals and institutional investors, such as corporations, banks, savings and loan associations, trust companies, and other institutional and government entities, for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity. The U.S. Securities Fund is also designed for government authorities and agencies. Fund shares are offered without a sales charge.

MINIMUM INVESTMENTS
------------------------------------------------------------------------------
                                              INITIAL             ADDITIONAL
------------------------------------------------------------------------------
Regular accounts                              $100,000           no minimum
------------------------------------------------------------------------------
States, counties, cities and their
instrumentalities, departments,
agencies and authorities                        $1,000           no minimum
------------------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.


[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.
[End callout]


Certain Franklin Templeton funds offer multiple share classes not offered by these Funds. Please note that for selling or exchanging your shares, or for other purposes, the Funds' shares are considered Class A shares.

Many of the Funds' investments, through The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, must be paid for in federal funds, which are monies held by the Funds' custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. A Fund generally cannot invest money it receives from you until it is available to the Fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the Fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.

DISTRIBUTION AND SERVICE (12B-1) FEES Each Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.15% per year for the sale of shares and for services provided to shareholders. No payments have been made for 12b-1 expenses since inception and the Funds have no intention to use the Rule 12b-1 plan.


ACCOUNT APPLICATION If you are opening a new account, please complete and sign an institutional account application. Institutional applications can be obtained by calling FTI Institutional Services at 1-800/321-8563.

BUYING SHARES
------------------------------------------------------------------------------
                       OPENING AN ACCOUNT      ADDING TO AN ACCOUNT
------------------------------------------------------------------------------

[Insert graphic of     Contact your            Contact your
hands shaking]         investment              investment
                       representative          representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
------------------------------------------------------------------------------
[Insert graphic of     Make your check,        Make your check payable to
envelope]              Federal Reserve         the Fund. Include your account
                       Draft or                number on the check.
                       negotiable bank
BY MAIL                draft payable to the    Fill out the deposit slip
                       Fund. Instruments       from your account statement.
                       drawn on other mutual   If you do not have a note
                       funds may not be        with your name, the Fund name,
                       accepted.               and your account number.

                       Mail the check or       Mail the check and deposit
                       draft and your signed   slip or note to FTI
                       application to FTI      Institutional Services.
                       Institutional
                       Services.
------------------------------------------------------------------------------
[Insert graphic of     Call by 11:15 a.m.      Call by 11:15 a.m.
three                  Pacific time for the    Pacific time for the
lightning bolts]       Money Fund and by 1:30  Money Fund and by
                       p.m. Pacific time for   1:30 p.m. Pacific
BY WIRE                the U.S. Securities     time for the U.S.
                       Fund to receive that    Securities Fund to
See "Holiday           day's credit and be     receive that day's
Schedule" under        eligible to receive     credit and be
"Account Policies"     that day's dividend.    eligible to receive
                       The Fund will supply    that day's dividend.
1-800/321-8563         a wire control number   The Fund will supply
(or 1-650/312-3600)    and wire instructions.  a wire control number
                                               and wire instructions.
                       Wire the funds and
                       mail your signed        Wire the funds to FTI
                       application to FTI      Institutional
                       Institutional           Services. For
                       Services. For           investments over
                       investments over        $100,000, you also
                       $100,000, you also      need to complete the
                       need to complete the    Institutional
                       Institutional           Telephone Privileges
                       Telephone Privileges    section of the
                       section of the          application.
                       application. Please
                       include the wire        To make a same day
                       control number on the   wire investment,
                       application.            please make sure we
                                               receive your wire
                       To make a same day      payment by 3:00 p.m.
                       wire investment,        Pacific time.
                       please make sure we
                       receive your wire
                       payment by 3:00 p.m.
                       Pacific time.
------------------------------------------------------------------------------
[Insert graphic of     Call FTI Institutional  Call FTI
two arrows             Services at the number  Institutional
pointing in opposite   below, or send signed   Services at the
directions]            written instructions.   number below, or send
                                               signed written
BY EXCHANGE            For requests over       instructions.
                       $100,000, you must
1-800/321-8563 or      complete the            For requests over
1-650/312-3600         Institutional           $100,000, you must
                       Telephone Privileges    complete the
                       section of the          Institutional
                       application.            Telephone Privileges
                                               section of the
                       (Please see page 20     application.
                       for information on
                       exchanges.)             (Please see page 20
                                               for information on
                                               exchanges.)
------------------------------------------------------------------------------
                FTI INSTITUTIONAL SERVICES, One Franklin Parkway,
                            SAN MATEO, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)


[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the Fund, you can have your distributions mailed by check or you can have your distributions wired to you.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you choose not to reinvest your distributions, the Fund will distribute distributions paid during the month as directed on the last business day of each month.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.


As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. Certain methods of contacting us (such as by phone) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE EXCHANGE OR REDEMPTION PRIVILEGES ON YOUR ACCOUNT APPLICATION.


The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*. If you exchange shares from a Fund to another Franklin Templeton fund, a sales charge may apply unless you acquired your Fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

FROM A FUND INTO ANY OTHER SERIES OF THE TRUST. If you exchange shares from a Fund into any other series of the Trust, the exchange will be processed the day your request is received, provided the exchange request meets the trading deadlines as specified under the "Buying shares" section of this prospectus.

FROM A FUND INTO CLASS A SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be effected at the respective net asset value or offering price of the funds involved next computed on the day on which the request is received in proper form prior to the above deadlines. Requests received after the deadlines will be effective at the next day's price.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO A FUND. The transaction will be processed as a liquidation from the other fund on the day the exchange is received in proper form prior to the time of valuation for that fund (as noted in that fund's prospectus) and shares of the Fund will be bought on the following business day when the money for purchase is available.

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.


Because excessive trading can hurt fund performance, operations and shareholders, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 28).

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the Funds. Advisor Class shareholders of other Franklin Templeton funds also may exchange into the Funds. Advisor Class shareholders who exchange their shares for shares of a Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so. Retirement plan assets temporarily invested in a Fund and not previously subject to a sales charge in another Franklin Templeton fund may be exchanged for Class C shares of another Franklin Templeton fund. The time the shares were held in a Fund will not count towards the CDSC holding period for the Class C shares.


[Insert graphic of a certificate] SELLING SHARES
                                  --------------


You can sell your shares at any time.


SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone or in writing. With an Institutional Telephone Privileges Agreement form on file you may redeem amounts of over $100,000. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares and do not have an Institutional Telephone Privileges Agreement form on file
o   you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.


CONTINGENT DEFERRED SALES CHARGE (CDSC) Most Franklin Templeton funds impose a 1% CDSC on certain investments of Class A shares sold within 18 months of purchase. While the Funds generally do not have a CDSC, they will impose one if you sell shares exchanged into a Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Fund does not count towards the CDSC holding period.


The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.


SELLING SHARES
------------------------------------------------------------------------------
                            TO SELL SOME OR ALL OF YOUR SHARES
------------------------------------------------------------------------------
[Insert graphic of hands    Contact your investment representative
shaking]

THROUGH YOUR INVESTMENT
REPRESENTATIVE
------------------------------------------------------------------------------
[Insert graphic of          Send written instructions to FTI
envelope]                   Institutional Services. Corporate,
                            partnership or trust accounts may need
BY MAIL                     to send additional documents.

                            Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                            A check will be mailed to the name(s) and address on
                            the account, or otherwise according to your written
                            instructions.
------------------------------------------------------------------------------
[Insert graphic of three    o As long as your transaction is for
lightning bolts]              $100,000 or less,
                            o or you have completed the
BY WIRE                       Institutional Telephone Privileges
                              section of the application,
1-800/321-8563              o and you have not changed your
                              address by phone within the last 15 days,
See "Holiday Schedule"
Under "Account Policies"    You can call or write to have redemption proceeds
                            wired to you. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature-guaranteed letter of instruction. A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time for the Money Fund and 1:30 p.m.
                            Pacific time for the U.S. Securities Fund. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient
                            Fund management, please request your same day wire redemption (regardless of size) as early in the day as possible. Prior business day notification of the trade may be required.

                            Before requesting a bank wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                            Amounts of under $100 will be sent out by check.
------------------------------------------------------------------------------

[Insert graphic of two      Obtain a current prospectus for the fund
arrows pointing             you are considering.
in opposite directions]
                            Call FTI Institutional Services at the
BY EXCHANGE                 number below or send signed written
                            instructions. See the policies above for
TeleFACTS(R)                selling shares by mail or wire.
1-800/247-1753
(around-the-clock access)
------------------------------------------------------------------------------
                FTI INSTITUTIONAL SERVICES, One Franklin Parkway,
                            SAN MATEO, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)


[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------

CALCULATING SHARE PRICE When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Money Fund calculates its NAV per share at 12:30 p.m. Pacific time and the U.S. Securities Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of San Francisco are open and, alternatively, if the NYSE and the Federal Reserve Bank of San Francisco are closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing their net assets by the number of shares outstanding. A Fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

HOLIDAY SCHEDULE In order to receive same day credit for transactions, you need to transmit your request to buy, sell or exchange shares before 11:15 a.m. Pacific time for the Money Fund and before 1:30 p.m. Pacific time for the U.S. Securities Fund, except on holidays or the day before or after a holiday.

The Funds are informed that the NYSE and/or the Federal Reserve Bank of San Francisco observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Funds expect the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or Federal Reserve Bank of San Francisco holiday, or on any day when the Public Securities Association recommends an early closing, the Funds reserve the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that a Fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the Fund's NAV may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton funds may follow different holiday closing schedules.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $20,000 ($500 for states, counties, cities and their instrumentalities, departments, agencies and authorities) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.


STATEMENTS, REPORTS AND PROSPECTUSES You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions, which will be reported on your quarterly statement).

You also will receive the Funds' financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you need additional copies, please call 1-800/321-8563.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.


STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.


JOINT ACCOUNT RISK WITH TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account. If your account has more than one registered owner, telephone privileges allow the Fund to accept transaction instructions by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone or in writing (subject to any limitations in telephone privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone will need to be given to the Fund in a written instruction signed by all registered owners.


MARKET TIMERS The Funds may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.


Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by a Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Some funds do not allow investments by Market Timers.


ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

o The Funds may modify, suspend, or terminate telephone privileges at any time.

o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.

o When you buy shares, it does not create a checking or other bank account relationship with the Funds or any bank.

o The Funds may modify or discontinue the exchange privilege on 60 days' notice.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the Funds reserve the right, in the case of an emergency, to make payments in securities or other assets of a Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

GENERAL Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

[Insert graphic of question mark] QUESTIONS
                                  ---------


If you have any questions about the Funds or your account, you can write to us at FTI Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906. You also can call us at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 4:00 p.m. Pacific time. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


FRANKLIN(R) TEMPLETON(R) INVESTMENTS
1-800/321-8563
franklintempleton.com


You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.





Investment Company Act file #811-4267                            IFT-1 P 11/02





Prospectus

Franklin Cash Reserves Fund

Institutional Fiduciary Trust



NOVEMBER 1, 2002






[Insert Franklin Templeton Investments logo]

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

 2  Goal and Strategies

 4  Main Risks

 5  Performance

 6  Fees and Expenses

 7  Management

 8  Distributions and Taxes


 9  Financial Highlights

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

10  Buying Shares

13  Investor Services

15  Selling Shares

18  Account Policies

20  Questions


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

 Back Cover


THE FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.


MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests, through The Money Market Portfolio (Portfolio), mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including:


BANK OBLIGATIONS and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposits) issued by domestic banks. Investments in obligations of U.S. branches of foreign banks are considered domestic bank obligations if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities.

o CERTIFICATES OF DEPOSITS, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

REPURCHASE AGREEMENTS, which are agreements to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

U.S. GOVERNMENT SECURITIES, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o  with remaining maturities of 397 days or less, and
o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------



INCOME Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

INTEREST RATE Changes in interest rates can be sudden and unpredictable. Rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board. A reduction in short-term interest rates will normally result in reduced interest income to the Fund and thus a reduction in dividends payable to shareholders. An increase in short-term interest rates will normally have the effect of increasing dividends to shareholders.


CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.


More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund's Board of Trustees, at any time, considers it to be in the Fund's best interest.

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 7 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1

[Insert bar graph]

5.73%       5.08%     5.19%     5.03%    4.46%     5.66%    3.67%
 95          96        97        98       99        00       01
                               YEAR

[Begin callout]
BEST QUARTER:
Q3 '00  1.46%

WORST QUARTER:
Q4 '01  0.54%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                       SINCE
                              1 YEAR      5 YEARS     INCEPTION
                                                      (7/1/94)
---------------------------------------------------------------------
Franklin Cash Reserves Fund   3.67%       4.80%        4.96%

----------
1. As of September 30, 2002, the Fund's year-to-date return was 0.75%. All Fund performance assumes reinvestment of dividends.
----------


To obtain the Fund's current yield information, please call 1-800/321-8563.

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases               None


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1

Management fees/2                        0.40%
Distribution and service
(12b-1) fees                             0.25%
Other expenses                           0.29%
                                        ------------
Total annual Fund operating expenses/2   0.94%
                                        ------------

----------
1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.
2. For the fiscal year ended June 30, 2002, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.39% and total annual Fund operating expenses were 0.93%. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.
----------


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR     3 YEARS    5 YEARS    10 YEARS
------------------------------------------
$96        $300       $520       $1,155


[Insert graphic of briefcase] MANAGEMENT
                              ----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $247 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2002, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the Fund's share was 0.14% of its average daily net assets. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES
                                                     -----------------------

INCOME DIVIDENDS The Fund typically declares income dividends each day that its net asset value is calculated and pays them monthly. The Fund does not pay "interest." Your account begins to receive dividends on the day after the Fund receives your investment and continues to receive dividends through the day it receives a request to redeem your shares. The amount of any dividends will vary and there is no guarantee the Fund will pay dividends.

TAX CONSIDERATIONS In general, if you are a taxable investor, Fund dividends are taxable to you as ordinary income. This is true whether you reinvest your dividends in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of dividends you received for the previous year.

BACKUP WITHHOLDING
By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:


o   provide your correct social security or taxpayer identification number,
o   certify that this number is correct,
o   certify that you are not subject to backup withholding, and
o   certify that you are a U.S. person (including a U.S. resident alien).


The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 30% of any dividends or proceeds paid in calendar years 2002 or 2003.


For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale. Because the Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your Fund shares.

Fund distributions generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund assuming reinvestment of dividends. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                      YEAR ENDED JUNE 30,
---------------------------------------------------------------------------
                             2002     2001   2000      1999    1998
---------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year            1.00     1.00   1.00      1.00    1.00
                           ------------------------------------------------
Net investment income         .018     .052   .049      .044    .051
Distributions from net
investment income            (.018)   (.052) (.049)    (.044)  (.051)
                           ------------------------------------------------
Net asset value, end of      1.00     1.00   1.00      1.00    1.00
year                       ------------------------------------------------
Total return (%)             1.85     5.31   5.07      4.49    5.28

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                180,909  153,223  117,081   135,390  119,585
Ratios to average net
assets: (%)
  Expenses/1                  .93      .88    .81       .82     .50
  Expenses excluding
  waiver and payments by      .94      .89    .82       .82     .77
  affiliate/1
  Net investment income      1.80     5.12   4.91      4.38    5.14


----------
1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
----------

YOUR ACCOUNT

[Insert graphic of a paper with lines and someone writing] BUYING SHARES
                                                           -------------

You may buy shares of the Fund without a sales charge. The Fund is available exclusively to retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations, and government entities. Individuals may not otherwise buy shares of the Fund. In the case of retirement plans, there is no required minimum initial investment amount and shares of the Fund must be registered at the omnibus level. Although the amount that may be contributed to the various investment options under a retirement plan in any one year is subject to certain limitations, assets already held by a retirement plan may be invested in the Fund without regard to the limitations. Certain institutional investors, such as corporations, banks, and savings and loan associations, may also purchase shares of the Fund subject to a minimum initial investment of $100,000. Government entities, however, including states, counties, cities, and their instrumentalities, departments, agencies, and authorities may open an account in the Fund with a minimum initial investment of $1,000. Subsequent purchases are not subject to a minimum purchase requirement.

         PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR
                       SALE IN YOUR STATE OR JURISDICTION.


[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.
[End callout]


Certain Franklin Templeton funds offer multiple share classes not offered by this Fund. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

Many of the Fund's investments, through The Money Market Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money it receives from you until it is available to the Fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the Fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.

DISTRIBUTION AND SERVICE (12B-1) FEES The Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.25% per year for the sale of shares and for services provided to shareholders.

Because these fees are paid out of the assets of the Fund on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


ACCOUNT APPLICATION If you are opening a new account, please complete and sign an institutional account application. Institutional applications can be obtained by calling FTI Institutional Services at 1-800/321-8563.

BUYING SHARES
------------------------------------------------------------------------------
                       OPENING AN ACCOUNT       ADDING TO AN ACCOUNT
------------------------------------------------------------------------------
[Insert graphic of     Contact your investment  Contact your
hands shaking]         representative           investment
                                                representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
------------------------------------------------------------------------------
[Insert graphic of     Make your check,         Make your check
envelope]              Federal Reserve Draft    payable to Franklin
                       or negotiable bank       Cash Reserves Fund.
BY MAIL                draft payable to         Include your account
                       Franklin Cash Reserves   number on the check.
                       Fund. Instruments drawn
                       on other mutual funds    Mail the check to
                       may not be accepted.     FTI Institutional
                                                Services.
                       Mail the check or
                       draft and your signed
                       application to
                       FTI Institutional
                       Services.
-------------------------------------------------------------------------------
[Insert graphic of     Call to receive a wire   Call to receive a wire control
three lightning        control number and wire  number and wire instructions.
bolts]                 instructions.
BY WIRE
                       Wire the funds and mail  Wire the funds to FTI
See "Holiday           your signed application  Institutional Services. For
Schedule" under        to FTI Institutional     investments over $50,000, you
"Account Policies"     Services. For            also need to complete the
                       investments ove          Institutional Telephone
1-800/321-8563         $50,000, you also need   Privileges section of the
(or 1-650/312-3600)    to complete the          application.
                       Institutional Telephone
                       Privileges section of    To make a same day wire
                       the application. Please  investment, please make sure
                       include the wire         we receive your order by
                       control number on the    3:00 p.m. Pacific time.
                       application.

                       To make a same day wire
                       investment, please make
                       sure we receive your
                       order by 3:00 p.m.
                       Pacific time.
------------------------------------------------------------------------------
[Insert graphic of     Call FTI Institutional   Call FTI
two arrows             Services at the number   Institutional
pointing in opposite   below, or send signed    Services at the
directions]            written instructions.    number below, or
                                                send signed written
BY EXCHANGE            For requests over        instructions.
                       $100,000, you must
1-800/321-8563         complete the             For requests over
or 1-650/312-3600      Institutional Telephone  $100,000, you must
                       Privileges section of    complete the
                       the application.         Institutional
                                                Telephone Privileges
                       (Please see page 14 for  section of the
                       information on           application.
                       exchanges.)
                                                (Please see page 14 for
                                                information on exchanges.)
-------------------------------------------------------------------------------

                FTI INSTITUTIONAL SERVICES, ONE FRANKLIN PARKWAY,
                            San Mateo, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)



[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the Fund, you can have your distributions mailed by check, or you can have your distributions wired to you.


[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash.
[End callout]


Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you choose not to reinvest your distributions, the Fund will distribute distributions paid during the month as directed on the last business day of each month. Certain restrictions may apply to retirement plans.


RETIREMENT PLANS Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus.


TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.


As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. Certain methods of contacting us (such as by phone) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE EXCHANGE OR REDEMPTION PRIVILEGES ON YOUR ACCOUNT APPLICATION.


EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*. If you exchange shares from the Fund to another Franklin Templeton fund, a sales charge may apply unless you acquired your Fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.


Because excessive trading can hurt fund performance, operations and shareholders, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 19).


*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the Fund. Advisor Class shareholders of other Franklin Templeton funds also may exchange into the Fund. Advisor Class shareholders who exchange their shares for shares of the Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time.


SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter if you have completed a separate agreement. Call FTI Institutional Services to receive a copy. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:


[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.


RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply.

CONTINGENT DEFERRED SALES CHARGE (CDSC) Most Franklin Templeton funds impose a 1% CDSC on certain investments of Class A shares sold within 18 months of purchase. While the Fund generally does not have a CDSC, it will impose one if you sell shares exchanged into the Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Fund does not count towards the CDSC holding period.


The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

SELLING SHARES
-------------------------------------------------------------------------------
                             TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------------
[Insert graphic of hands     Contact your investment representative
shaking]

THROUGH YOUR INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------------

[Insert graphic of envelope] Send written instructions to FTI
                             Institutional Services. Corporate,
BY MAIL partnership or trust accounts may need to send additional documents.

                             Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                             A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

-------------------------------------------------------------------------------

[Insert graphic of phone]    As long as your transaction is for
                             $100,000 or less, you have completed
BY PHONE                     the Institutional Telephone Privileges
                             section of the application, and you
1-800/321-8563               have not changed your address by phone
                             within the last 15 days, you can sell
See "Holiday Schedule"       your shares by phone.
under "Account Policies"
                             A check will be mailed to the name(s) and address
                             on the account. Written instructions, with a
                             signature guarantee, are required to send the check
                             to another address or to make it payable to another
                             person.
-------------------------------------------------------------------------------

[Insert graphic of three     You can call or write to have
lightning bolts]             redemption proceeds wired to you. If
                             requested, redemption proceeds may also
BY WIRE                      be wired directly to a commercial bank
                             previously designated by you on an
1-800/321-8563               application, or in a
                             signature-guaranteed letter of
See "Holiday Schedule"       instruction. For non-retirement plan
under "Account Policies"     participants, payment may be
                             transmitted by wire the same business day, if the phone request is received before 11:15 a.m. Pacific time that day. For later requests, payment will be transmitted by wire the next business day. If you anticipate requesting a same-day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient Fund management, please request your same-day wire redemption of any size as early in the day as possible. Prior business day notification of the trade may be required.

                             Before requesting a bank wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                             Requests received in proper form by 3:00 p.m. Pacific time will be wired the next business day.
-------------------------------------------------------------------------------

[Insert graphic of two       Obtain a current prospectus for the
arrows pointing              fund you are considering.
in opposite directions]
                             Call FTI Institutional Services at the
BY EXCHANGE                  number below or send signed written
                             instructions. See the policies above for selling
                             shares by mail or phone.
-------------------------------------------------------------------------------

               FTI INSTITUTIONAL SERVICES, ONE FRANKLIN PARKWAY,
                            San Mateo, CA 94403-1906
                        CALL TOLL-FREE: 1-800/321-8563
         (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)



[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------

CALCULATING SHARE PRICE When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of San Francisco are open and, alternatively, if the NYSE and the Federal Reserve Bank of San Francisco are closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing its net assets by the number of shares outstanding. The Fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

HOLIDAY SCHEDULE The Fund is informed that the NYSE and/or the Federal Reserve Bank of San Francisco observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the Fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the Fund's NAV may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton funds may follow different holiday closing schedules.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $20,000 (or one-half the minimum required investment, whichever is less) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.


STATEMENTS, REPORTS AND PROSPECTUSES You will receive statements that show your account transactions. You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. If you need additional copies, please call 1-800/321-8563.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.


MARKET TIMERS The Fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.


Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, LLC, and to place all purchase, exchange and redemption trade requests through the desk. Some funds do not allow investments by Market Timers.


ADDITIONAL POLICIES Please note that the Fund maintains additional policies and reserves certain rights, including:

o The Fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o At any time, the Fund may change its investment minimums or waive or lower its minimums for certain purchases.
o When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.
o The Fund may modify or discontinue the exchange privilege on 60 days' notice.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

GENERAL Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

[Insert graphic of question mark] QUESTIONS
                                  ---------


If you have any questions about the Fund or your account, you can write to us at FTI Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906. You also can call us at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 4:00 p.m. Pacific time.


If you are a ValuSelect plan participant you may obtain current price, yield and performance information regarding the Franklin Templeton funds included in the plan by calling KeyFACTSsm at 1-800/KEY-2110.

For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.



FRANKLIN(R) TEMPLETON(R) INVESTMENTS
1-800/321-8563
TDD (Hearing Impaired) 1-800/851-0637
franklintempleton.com




You also can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


Investment Company Act file #811-4267                           149 P 11/02





INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO
FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO



STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 2002


[Insert Franklin Templeton Investments logo]

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 1-800/321-8563


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated November 1, 2002, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended June 30, 2002, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact FTI Institutional Services at 1-800/321-8563.

CONTENTS

Goals, Strategies and Risks................................................  2
Officers and Trustees......................................................  8
Management and Other Services.............................................. 12
Portfolio Transactions..................................................... 14
Distributions and Taxes.................................................... 15
Organization, Voting Rights and Principal Holders.......................... 16
Buying and Selling Shares.................................................. 17
Pricing Shares............................................................. 19
The Underwriter............................................................ 19
Performance................................................................ 20
Miscellaneous Information.................................................. 21
Description of Ratings..................................................... 22
Appendices................................................................. 24
  California Government Code Section 53601................................. 24
  California Government Code Section 53635................................. 28


-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O   ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O   ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                                            IFT-1 SAI 11/02


GOALS, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.


FUNDAMENTAL INVESTMENT POLICIES


Each Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. Each Fund also tries to maintain a stable $1 share price.


Money Market Portfolio (Money Fund) seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Money Portfolio). Franklin U.S. Government Securities Money Market Portfolio (U.S. Securities Fund) seeks to achieve its investment goal by investing all of its assets in shares of The U.S. Government Securities Money Market Portfolio (U.S. Securities Portfolio). The Money Portfolio and the U.S. Securities Portfolio are series of The Money Market Portfolios. References to the "Portfolios," unless the context indicates that an individual portfolio is being referenced, are to both the Money Portfolio and the U.S. Securities Portfolio. The Portfolios have the same investment goal and investment policies as the Funds, except, in all cases, the Funds may pursue their policies by investing in another registered investment company with the same investment goal and policies and restrictions as the Funds. The investment goal of each Portfolio also is fundamental and may not be changed without shareholder approval.


Each Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Money Fund's total asset value and up to 10% of the U.S. Securities Fund's total asset value.


2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goal and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.


3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

6. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreement, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objective and policies as the Fund.


7. Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.


8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

10. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees or the manager own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, although, for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of a Fund, as described in the prospectus, state otherwise, and further does not apply to the extent that a Fund invests all of its assets in another registered investment company having the same investment objective and policy.

The Funds have the following additional fundamental policies:

1. U.S. Securities Fund may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (GNMA) and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or which carry a guarantee supported by the full faith and credit of the U.S. government; or in another open-end investment company (such as the U.S. Securities Fund) that has a fundamental policy to invest in these types of securities.

2. Each Fund will invest 100% of its assets in securities with remaining maturities of 397 days or less, or in another open-end management investment company that has the same fundamental investment policy.

3. Money Fund will invest primarily in various types of money market instruments, such as U.S. government and federal agency obligations, certificates of deposit, banker's acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities) and may seek its objectives by investing all or substantially all of its assets in an open-end management investment company with the same investment objectives and policies.

4. Money Fund may not purchase the securities of any one issuer (other than obligations of the U.S. government, its agencies or instrumentalities) if, immediately thereafter, more than 5% of the value of its total assets would be invested in the securities of any one issuer with respect to 75% of the Money Fund's total assets (pursuant to an operating policy on diversification adopted by the board of trustees of the Fund and to comply with requirements under Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), the 5% limitation applies to the Portfolio's total assets and is more restrictive than the Fund's fundamental policy), or more than 10% of the outstanding voting securities of any one issuer would be owned by the Money Fund, except that this policy does not apply to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund.

5. Money Fund may not invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for less than three years, except that this policy is inapplicable to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund.

6. U.S. Securities Fund may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and may not invest in a security if the Fund would own more than 10% of the outstanding voting securities of any one issuer (these limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities).

The Portfolios' investment restrictions are the same as the Funds, except as indicated below and as necessary to reflect each Fund's policy to invest all of its assets in shares of a Portfolio.

Each Portfolio may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Money Portfolio's total asset value and up to 10% of the U.S. Securities Portfolio's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goals and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Invest in any issuer for purposes of exercising control or management.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Portfolio would be invested in such securities or repurchase agreements.

6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

7. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Portfolio as described in Part A of the Portfolio's registration statement specify otherwise.

8. Act as underwriter of securities issued by other persons except insofar as The Money Market Portfolios (Trust) may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

The Portfolios have the following additional fundamental policies:

1. Each Portfolio: (a) may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and (b) may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities. In accordance with procedures adopted pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Money Portfolio will not invest more than 5% of the Portfolio's total assets in Eligible Securities of a single issuer, other than U.S. government securities.

2. The U.S. Securities Portfolio may invest only in obligations, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (popularly called "GNMAs" or "Ginnie Maes") and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or that carry a guarantee supported by the full faith and credit of the U.S. government, repurchase agreements collateralized only by such securities, and stripped securities.


NON-FUNDAMENTAL INVESTMENT POLICIES


1. Each Fund may not invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development program.


2. The U.S. Securities Fund may invest only in U.S. Treasury bills, notes, and bonds (including stripped securities), and repurchase agreements collateralized only by such securities.


3. The Money Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

4. The Money Fund will invest in obligations or instruments issued by banks and savings institutions with assets of at least $1 billion.

5. The Money Fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

6. The Money Fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Money Fund may invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

7. The Money Fund may not make any new investments while any outstanding loans exceed 5% of its total assets.

8. The Money Fund may invest up to 10% of its assets in taxable municipal securities.

9. The Money Fund may not invest more than 10% of its net assets in illiquid securities. Notwithstanding this limitation, the Money Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the Money Fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

10. The Money Fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years.

11. The U. S. Securities Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS


The following is a description of the various types of securities each Fund, investing through its respective Portfolio, may buy.


ASSET-BACKED SECURITIES in which the Money Fund may invest are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.


BANK OBLIGATIONS The Money Fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as time deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Time DEPOSITS are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Deposits are frequently combined in larger units by an intermediate bank or other institution.


COMMERCIAL PAPER The Money Fund may invest in commercial paper of domestic or foreign issuers.

CORPORATE OBLIGATIONS in which the Money Fund may invest include fixed, floating and variable rate bonds, debentures or notes.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. Some of the Money Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign banks and insurance companies. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign bank or insurance company may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations.

FOREIGN SECURITIES The value of foreign (and U.S.) securities that the Money Fund may hold is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Money Fund.

The political, economic and social structures of some countries the Money Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.


ILLIQUID INVESTMENTS Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Money Fund has valued them. The Money Fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Money Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Money Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The Money Fund's board of trustees will consider appropriate actions, consistent with the Money Fund's goals and policies, if a security becomes illiquid after purchase.


INTEREST RATE As a general rule, when interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. However, because the length of time to maturity of the money market instruments in a Fund's portfolio is very short, it is unlikely to be affected by interest rate changes in this way except in the case of unexpectedly large interest rate changes over a very short period of time.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 25% of the value of the Money Fund's total assets and 10% of the value of the U.S. Securities Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Money Fund's custodian collateral (consisting of cash) and with the U.S. Securities Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. Each Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Each Fund also continues to receive any distributions paid on the loaned securities. Each Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. Each Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.


MASTER/FEEDER STRUCTURE Each Fund seeks to achieve its investment goal by investing all of its assets in shares of a Portfolio.


The Funds' structure is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the respective Portfolio, each Fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.

If a Fund, as a shareholder of a Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders voted.

There are some risks associated with the Funds' master/feeder structure. If other shareholders in a Portfolio sell their shares, the Fund's expenses may increase. Additionally, any economies of scale the corresponding Fund has achieved as a result of the structure may be diminished. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than the corresponding Fund could also have effective voting control.

If a Portfolio changes its investment goal or any of its fundamental policies and Fund shareholders do not approve the same change for the Fund, a Fund may need to withdraw its investment from the Portfolio. Likewise, if the board of trustees considers it to be in a Fund's best interest, it may withdraw the Fund's investment from a Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of a Fund's assets in another pooled investment entity with the same investment goal and policies as the Fund, or hiring an investment manager to manage the Fund's investments. Either circumstance could increase a Fund's expenses.

MUNICIPAL SECURITIES The Money Fund may invest in municipal securities, which are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal security holders.


REPURCHASE AGREEMENTS Each Fund may enter into repurchase agreements. Under a repurchase agreement, each Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by a Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.


Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. Each Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

STRIPPED SECURITIES are the separate income and principal components of debt securities. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.



U.S. GOVERNMENT SECURITIES Some U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the instrumentality.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper in which the Money Fund may invest. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Money Fund, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Money Fund does not have any limit on the amount of its assets that may be invested in variable master demand notes and may invest only in variable master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Money Fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a variable master demand note, the manager considers, among other things, the earnings power, cash flow and other liquidity ratios of the issuer.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. When a Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. A Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

OFFICERS AND TRUSTEES
-------------------------------------------------------------------------------


Institutional Fiduciary Trust (Trust) has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.



INDEPENDENT BOARD MEMBERS
----------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX
                                   LENGTH        OVERSEEN               OTHER
NAME, AGE                          OF TIME       BY BOARD           DIRECTORSHIPS
AND ADDRESS        POSITION        SERVED        MEMBER*                 HELD
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FRANK H.           Trustee         Since         106                None
ABBOTT, III                        1985
(81)
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director,
MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing)
(until 1996).
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
HARRIS J.          Trustee         Since         133                Director, Bar-S
ASHTON (70)                        1985                             Foods (meat
One Franklin                                                        packing company).
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc.
(bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of
the Board, General Host Corporation (nursery and craft centers) (until 1998).
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
ROBERT F.          Trustee         Since          42                None
CARLSON (74)                       1998
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees
Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community
Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California
Department of Transportation.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
S. JOSEPH          Trustee         Since         134                None
FORTUNATO                          1989
(70)
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FRANK W.T.         Trustee         Since         106                Director, The California
LAHAYE (73)                        1985                             Center for Land Recycling
One Franklin                                                        (redevelopment).
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine
Venture Management Company (venture capital).
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
GORDON S.          Trustee         Since         133                Director, White Mountains
MACKLIN (74)                       1992                             Insurance Group, Ltd.
One Franklin                                                        (holding company); Martek
Parkway                                                             Biosciences Corporation;
San Mateo,                                                          WorldCom, Inc.
CA 94403-1906                                                       (communications services);
                                                                    MedImmune, Inc.
                                                                    (biotechnology);
                                                                    Overstock.com (Internet
                                                                    services); and Spacelab,
                                                                    Inc. (aerospace services).
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY,
Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist
Group (investment banking) (until 1992); and President, National Association of Securities
Dealers, Inc. (until 1987).
----------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
----------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX
                                   LENGTH        OVERSEEN               OTHER
NAME, AGE                          OF TIME       BY BOARD           DIRECTORSHIPS
AND ADDRESS        POSITION        SERVED        MEMBER*                 HELD
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
**CHARLES B.       Trustee and     Trustee       133                None
JOHNSON (69)       Chairman of     since
One Franklin       the Board       1985
Parkway                            and
San Mateo,                         Chairman
CA 94403-1906                      of the
                                   Board
                                   since
                                   1993
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director,
Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director,
Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
**RUPERT H.        Trustee and     Trustee       116                None
JOHNSON, JR.       President       since
(62)               and Chief       1985 and
One Franklin       Executive       President
Parkway            Officer -       and
San Mateo,         Investment      Chief
CA 94403-1906      Management      Executive
                                   Officer-
                                   Investment
                                   Management
                                   since
                                   October,
                                   2002
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.;
Vice President and Director, Franklin Templeton Distributors, Inc.; Director,
Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
HARMON E.          Vice            Since         Not                None
BURNS (57)         President       1986          Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MARTIN L.          Vice            Since         Not                None
FLANAGAN (42)      President       1995          Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating
Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director,
Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton
Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.;
Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman,
Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
JIMMY D.           Senior Vice     Since         Not                None
GAMBILL (55)       President       October,      Applicable
500 East           and Chief       2002
Broward            Executive
Blvd.              Officer -
Suite 2100         Finance and
Fort               Administration
Lauderdale,
FL 33394-3091
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC.; and officer of some of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
DAVID P.           Vice            Since         Not                None
GOSS (55)          President       2000          Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer
and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin
Select Realty Trust (until 2000).
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
BARBARA J.         Vice            Since         Not                None
GREEN (55)         President       2000          Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice
President, Templeton Worldwide, Inc. and officer of one of the other subsidiaries of
Franklin Resources, Inc., and of 50 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive
Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and
Attorney Fellow, Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)(until 1979).
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MICHAEL O.         Vice            Since         Not                Director, FTI
MAGDOL (65)        President -     May, 2002     Applicable         Banque, Arch
600 5th            AML                                              Chemicals, Inc.
Avenue             Compliance                                       and Lingnan
Rockefeller                                                         Foundation.
Center
New York, NY
10048-0772
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International;
officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc.; and officer of 38 of the investment companies in Franklin Templeton
Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
KIMBERLEY          Treasurer       Treasurer     Not                None
MONASTERIO         and Chief       since         Applicable
(38)               Financial       2000 and
One Franklin       Officer         Chief
Parkway                            Financial
San Mateo,                         Officer
CA 94403-1906                      since
                                   September,
                                   2002
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MURRAY L.          Vice            Since         Not                None
SIMPSON (65)       President       2000          Applicable
One Franklin       and
Parkway            Secretary
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer
and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
and Director, Templeton Asset Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's administrator and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Trust pays noninterested board members $310 per month plus $225 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

                                                            NUMBER OF BOARDS
                                        TOTAL FEES          IN FRANKLIN
                         TOTAL FEES     RECEIVED            TEMPLETON
                         RECEIVED       FROM FRANKLIN       INVESTMENTS
                           FROM          TEMPLETON           ON WHICH
                         THE TRUST/1    INVESTMENTS/2          EACH
NAME                        ($)             ($)               SERVES/3
-------------------------------------------------------------------------------
Frank H. Abbott, III       5,268          163,675               28
Harris J. Ashton           5,001          353,221               44
Robert F. Carlson          6,730           93,240               12
S. Joseph Fortunato        4,680          352,380               45
Frank W.T. LaHaye          5,188          154,197               28
Gordon S. Macklin          5,001          353,221               44

----------
1. For the fiscal year ended June 30, 2002.
2. For the calendar year ended December 31, 2001.
3. We base the number of boards on the number of registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.
----------



Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.


The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Funds and the Portfolios having substantially the same boards. These procedures call for an annual review of the Funds' relationships with the Portfolios. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2001.

INDEPENDENT BOARD MEMBERS
-------------------------------------------------------------------------------
                                                           AGGREGATE
                                                        DOLLAR RANGE OF
                                                       EQUITY SECURITIES IN
                                                        ALL FUNDS OVERSEEN
                                                         BY THE BOARD
                                 DOLLAR RANGE             MEMBER IN THE
NAME OF                          EQUITY SECURITIES     FRANKLIN TEMPLETON
BOARD MEMBER                       IN THE FUND            FUND COMPLEX
-------------------------------------------------------------------------------
Frank H. Abbott, III               None                Over $100,000
-------------------------------------------------------------------------------
Harris J. Ashton                   None                Over $100,000
-------------------------------------------------------------------------------
Robert F. Carlson                  None                Over $100,000
-------------------------------------------------------------------------------
S. Joseph Fortunato                None                Over $100,000
-------------------------------------------------------------------------------
Frank W. T. LaHaye                 None                Over $100,000
-------------------------------------------------------------------------------
Gordon S. Macklin                  None                Over $100,000
-------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS
-------------------------------------------------------------------------------
                                                            AGGREGATE
                                                        DOLLAR RANGE OF
                                                       EQUITY SECURITIES IN
                                                        ALL FUNDS OVERSEEN
                                                         BY THE BOARD
                                 DOLLAR RANGE             MEMBER IN THE
NAME OF                          EQUITY SECURITIES     FRANKLIN TEMPLETON
BOARD MEMBER                       IN THE FUND            FUND COMPLEX
-------------------------------------------------------------------------------
Charles B. Johnson            Money Market Portfolio      Over $100,000
                                 Over $100,000
-------------------------------------------------------------------------------
Rupert H. Johnson, Jr.        Money Market Portfolio      Over $100,000
                                 Over $100,000
---------------------------------------------------------------------------

BOARD COMMITTEES

The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent
Trustees: Frank H. Abbott, III, Robert F. Carlson and Frank W.T. LaHaye. The Nominating Committee is comprised of the following Independent Trustees:
Frank H. Abbott, III, Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Frank W.T. LaHaye and Gordon S. Macklin.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151
Sacramento, CA  95899-9983

During the fiscal year ended June 30, 2002, the Audit Committee met twice and the Nominating Committee did not meet.

MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Portfolios' manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Portfolios to buy, hold or sell. The manager also selects the brokers who execute the Portfolios' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolios, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolios. Similarly, with respect to the Portfolios, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolios or other funds it manages.

The Funds, the Portfolios, their manager and the Funds' principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Portfolio or that are currently held by a Portfolio, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, the Portfolios, their manager and the Funds' principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).


During the past fiscal year, the Portfolios' board, including a majority of non-interested or independent trustees, approved renewal of the Portfolios' management agreements. In reaching this decision, the Portfolios' board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on the Portfolios' investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with the Portfolios' investment policies and restrictions. The information furnished annually to the Portfolios' board also included special reports prepared by an independent third party analyst comparing the Portfolios' investment performance, and expenses with those of other mutual funds deemed comparable to the Portfolios as selected by the independent third party analyst as well as information relating to the manager's profitability.

In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the Portfolios' board, including a majority of independent trustees, concluded that continuance of the management agreement was appropriate and in the best interest of Portfolio shareholders. In reaching this decision, the Portfolios' board took into account a combination of factors, including the following:

o PERFORMANCE. Performance of the Money Portfolio and U.S. Securities Portfolio was considered in reference to a peer group of institutional money market funds and institutional U.S. Treasury money market funds, respectively, as selected by the independent third party analyst.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Money Portfolio and U.S. Securities Portfolio in relation to those within the relevant peer groups of institutional money market funds and U.S. Treasury money market funds, as selected by the independent third party analyst. Emphasis is placed on the Portfolios' overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Portfolios under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships. Recognition was given to costs resulting from exchange privileges given shareholders and the fact that the Funds largely function as temporary investment vehicles for investors within the Franklin Templeton family of funds.

o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Portfolio investment policies and restrictions, as well as the code of ethics which governs personal securities trading by Portfolio management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Portfolios under separate agreements with the manager and its affiliates. In performing this evaluation, the Portfolios' board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The Portfolios' board also considered the benefit to Portfolio shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.

o MANAGER'S PROFITABILITY. The trustees considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Portfolios. In doing so, the trustees considered materials and reports prepared annually by the manager which address profitability from its overall U.S. fund business, as well as from services provided the individual funds, including the Portfolios. The Portfolios' board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized with the Portfolios' independent auditors. The Portfolios' board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Portfolio operations, including the allocation of Portfolio brokerage and the use of "soft" commission dollars to pay for research and other similar services. The trustees also considered the manager's profitability in comparison with available industry data.


MANAGEMENT FEES Each Portfolio pays the manager a fee equal to an annual rate of
0.15 of 1% of the value of its average daily net assets.

The fee is computed at the close of business each day according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolios paid the following management fees:


                                    MANAGEMENT FEES PAID/1 ($)
                 --------------------------------------------------------------
                               2002           2001            2000
                 --------------------------------------------------------------
Money Portfolio              7,102,067     5,906,814       5,179,045
U.S. Securities Portfolio      294,523       272,844         351,386

----------
1. For the fiscal years ended June 30, 2002, 2001 and 2000, management fees, before any advance waiver, totaled $7,371,088, $6,158,676 and $5,343,198 for the Money Portfolio and $322,365, $299,761 and $376,050 for the U.S. Securities Portfolio, respectively. Under an agreement by the manager to limit its fees, the Portfolios paid the management fees shown.
----------


ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with each Fund to provide various administrative, statistical and other services to the Fund.

ADMINISTRATION FEES Each Fund pays Advisers a fee equal to an annual rate of
0.20 of 1% of the value of the Fund's average daily net assets.

During the last three fiscal years ended June 30, the Funds paid Advisers the following administration fees:



                                  ADMINISTRATION FEES PAID/1 ($)
                 --------------------------------------------------------------
                               2002           2001            2000
                 --------------------------------------------------------------
Money Fund                   4,444,941      2,500,598      1,128,567
U.S. Securities Fund            99,364         58,709        105,532

----------
1. For the fiscal years ended June 30, 2002, 2001 and 2000, administration fees, before any advance waiver, totaled $4,819,668, $2,622,297 and $1,400,074 for the Money Fund and $140,322, $117,403 and $156,306 for the U.S. Securities Fund, respectively. Under an agreement by the administrator to limit its fees, the Funds paid the administration fees shown.
----------

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to FTI Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906.


For its services, Investor Services receives a fixed fee per account. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Investor Services, as the transfer agent for the Portfolios, effectively acts as each Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of each Fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolios.


AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.


PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The Funds will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.


Since most purchases by the Portfolios are principal transactions at net prices, the Portfolios incur little or no brokerage costs. The Portfolios deal directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolios seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Portfolios' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Portfolios' portfolio transactions.


If purchases or sales of securities of the Portfolios and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolios are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolios.

During the fiscal years ended June 30, 2002, 2001 and 2000, the Portfolios did not pay any brokerage commissions.

As of June 30, 2002, the Money Portfolio owned the following securities issued by its regular broker-dealers:

                                             AGGREGATE
                                             VALUE OF
                                             PORTFOLIO
                                           TRANSACTIONS ($)
-----------------------------------------------------------------------
Deutsche Bank Securities                    175,001,000
ABN AMRO New York                           150,001,000
Barclay Investments Inc.                    125,002,000
UBS Warburg                                 100,001,000
Morgan Stanley Dean Witter                   74,917,000


Except as noted, neither the Funds nor the Portfolios owned any securities issued by their regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------




DISTRIBUTIONS OF NET INVESTMENT INCOME The Money Market Portfolio (Money Fund) receives taxable income generally in the form of dividends on its investment in The Money Market Portfolio (Money Portfolio). The Franklin U.S. Government Securities Money Market Portfolio (U.S. Securities Fund) receives taxable income generally in the form of dividends on its investment in The U.S. Government Securities Money Market Portfolio (U.S. Securities Portfolio). The Money Fund and the U.S. Securities Fund each also may earn taxable income from temporary investments. This income, less expenses incurred in the operation of the Fund, constitutes each Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays from this income will be taxable to you as ordinary income.

The Money Portfolio earns taxable income from many sources, including interest on money market instruments, including U.S. government securities, commercial paper, short-term corporate obligations and repurchase agreements, and from ordinary income from the sale of market discount bonds.

The U.S. Securities Portfolio earns taxable income primarily from its investment in marketable securities issued or guaranteed by the U.S. government or government-sponsored agencies. It also may earn ordinary income from the sale of market discount bonds.

DISTRIBUTIONS OF CAPITAL GAINS The Money Portfolio and the U.S. Securities Portfolio each may realize short-term capital gains on the sale of their portfolio securities. However, any net short-term capital gains in these portfolios will be distributed to the Money Fund or the U.S. Securities Fund, respectively, as ordinary taxable dividends. Because each Portfolio and each Fund is a money fund, none anticipates realizing any long-term capital gains.

MAINTAINING A $1 SHARE PRICE Gains and losses on each Fund's investment in the shares of their respective Portfolios and unrealized appreciation or depreciation in the value of these shares may require a Fund to adjust its dividends to maintain its $1 share price. These procedures may result in under- or over-distributions by a Fund of its net investment income.


INVESTMENTS IN FOREIGN SECURITIES (MONEY PORTFOLIO AND MONEY FUND ONLY) The next two paragraphs describe tax considerations that are applicable to funds that invest in foreign securities. These considerations apply to the Money Portfolio, and, in turn, to the Money Fund.

EFFECT OF FOREIGN WITHHOLDING TAXES. The Money Portfolio may be subject to foreign withholding taxes on income from certain foreign securities.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Money Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to the Money Fund as ordinary income, and any losses reduce the Money Portfolio's ordinary income otherwise available for distribution to the Money Fund.


Either or both of these treatments could increase or decrease the Money Portfolio's ordinary income dividends to the Money Fund, and, in turn, the Money Fund's ordinary income dividends to you.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Dividends declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.


EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o   98% of its taxable ordinary income earned during the calendar year;

o 98% of its capital gain net income earned during the twelve month period ending October 31 (if any); and

o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale of your shares.

U.S. GOVERNMENT SECURITIES States generally grant tax-free status to dividends paid from interest earned on certain U.S. government securities. Neither Fund, however, anticipates that any of its distributions will be exempt from state and local taxes because each Fund invests in U.S. government securities only indirectly by investing in a Portfolio.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because each Fund's income is derived indirectly from interest rather than dividends, generally none of its distributions will be eligible for the corporate dividends-received deduction.


INVESTMENT IN COMPLEX SECURITIES Each Portfolio may invest in securities issued or purchased at a discount that may require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Portfolio may be required to sell securities that it otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed to your Fund, and, in turn, by the Fund to you.


ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------


Each Fund is a diversified series of Institutional Fiduciary Trust (Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.


As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Funds. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that a Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that each Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of a Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Funds' shares are considered Class A shares.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of October 2, 2002, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS                                      PERCENTAGE (%)
---------------------------------------------------------------------
MONEY FUND
Franklin Strategic Series                                  5.52
Franklin Small-Mid Cap Growth Fund
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Value Investors Trust                             5.52
Franklin Balance Sheet Investment Fund
3310 Quality Drive
Rancho Cordova, CA 95670-7313

U.S. SECURITIES FUND
Texas State Bank                                           6.50
2201 Sherwood Way
P.O. Box 3186
San Antonio, TX  76902

Visa International Special Account 5                      19.39
900 Metro Center
Foster City, CA  94404-2172

Visa USA Inc.                                             33.27
P.O. Box 8999
San Francisco, CA  94128-8999

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of October 2, 2002, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

Each Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars and drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of Fund shares may be suspended at any time and resumed at any time thereafter.

DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, a Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued.


GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

Franklin Templeton Investor Services, LLC (Investor Services) may pay certain financial institutions that maintain omnibus accounts with a Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


The valuation of each Portfolio's portfolio securities, including any securities set aside on the Portfolio's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates. The Portfolios' use of amortized cost, which helps each Portfolio maintain a $1 share price, is permitted by a rule adopted by the SEC.


The board has established procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Funds pay the expenses of preparing and printing amendments to their registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Distributors received no compensation from the Funds for acting as underwriter.


DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each Fund's shares. The plans are designed to benefit the Funds and their shareholders. The plans are expected to, among other things, increase advertising of the Funds, encourage sales of the Funds and service to their shareholders, and increase or maintain assets of the Funds so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing the Funds because Advisers has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.


Under the plans, the Funds pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Funds, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses."

Each Fund may pay up to 0.15% per year of the Fund's average daily net assets.

The plans are reimbursement plans. They allow the Funds to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Funds will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.


For the fiscal year ended June 30, 2002, the Funds did not incur any expenses pursuant to the plans.

In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Funds, Advisers or Distributors or other parties on behalf of a Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.


The average annual total returns for the indicated periods ended June 30, 2002, were:


                       1 YEAR (%)   5 YEARS (%)    10 YEARS (%)
-----------------------------------------------------------------
Money Fund             2.42         4.88           4.75
U.S. Securities Fund   2.22         4.67           4.59


The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T) = ERV

where:

P     =  a hypothetical initial payment of $1,000
T     =  average annual total return
n     =  number of years
ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


CURRENT YIELD Current yield shows the income per share earned by the Funds. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 2002, was 1.60% for the Money Fund and 1.55% for the U.S. Securities Fund.

EFFECTIVE YIELD The Funds' effective yield is calculated in the same manner as their current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 2002, was 1.61% for the Money Fund and 1.56% for the U.S. Securities Fund.


The following SEC formula was used to calculate this figure:

Effective yield = [(Base period return + 1)365/7] - 1

OTHER PERFORMANCE QUOTATIONS Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Lipper, Inc. - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


o Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.


o BANK RATE MONITOR - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

o SALOMON SMITH BARNEY BOND MARKET ROUNDUP - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills and inflation.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to each Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $247 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 107 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.


DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

CORPORATE BOND RATINGS


MOODY'S INVESTORS SERVICE (MOODY'S)


INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL BOND RATINGS

MOODY'S

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its municipal bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (FITCH)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P


S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

APPENDICES
-------------------------------------------------------------------------------

CALIFORNIA GOVERNMENT CODE SECTION 53601.
LOCAL AGENCIES; AUTHORIZED INVESTMENTS; TEXT OF SECTION EFFECTIVE ON JULY 7, 1988, AMENDED IN 1992, 1994, 1995, 1996, 1998, 1999, 2000 AND 2001.
-------------------------------------------------------------------------------

This section shall apply to a local agency that is a city, a district, or other local agency that does not pool money in deposits or investments with other local agencies, other than local agencies that have the same governing body. However, Section 53635 shall apply to all local agencies that pool money in deposits or investments with other local agencies that have separate governing bodies. The legislative body of a local agency having money in a sinking fund or money in its treasury not required for the immediate needs of the local agency may invest any portion of the money that it deems wise or expedient in those investments set forth below. A local agency purchasing or obtaining any securities prescribed in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of the securities to the local agency, including those purchased for the agency by financial advisers, consultants, or managers using the agency's funds, by book entry, physical delivery, or by third-party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book entry delivery. For purposes of this section, "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency. Where this section specifies a percentage limitation for a particular category of investment, that percentage is applicable only at the date of purchase. Where this section does not specify a limitation on the term or remaining maturity at the time of the investment, no investment shall be made in any security, other than a security underlying a repurchase or reverse repurchase agreement or securities lending agreement authorized by this section, that at the time of the investment has a term remaining to maturity in excess of five years, unless the legislative body has granted express authority to make that investment either specifically or as a part of an investment program approved by the legislative body no less than three months prior to the investment:


(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency, or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency, or by a department, board, agency, or authority of the local agency.


(e) Federal agency or United States government-sponsored enterprise obligations, participations, or other instruments, including those issued by or fully guaranteed as to principal and interest by federal agencies or United States government-sponsored enterprises.

(f) Bankers acceptances otherwise known as bills of exchange or time drafts that are drawn on and accepted by a commercial bank. Purchases of bankers acceptances may not exceed 180 days maturity or 40 percent of the agency's money that may be invested pursuant to this section. However, no more than 30 percent of the agency's money may be invested in the bankers acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any money in its treasury in any manner authorized by the Municipal Utility District Act (Division 6 (commencing with Section 11501) of the Public Utilities
Code).

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and number rating as provided for by Moody's Investors Service, Inc. (Moody's), Standard and Poor's (S&P), or Fitch Financial Services, Inc. (Fitch). The corporation that issues the commercial paper shall be organized and operating within the United States, shall have total assets in excess of five hundred million dollars ($500,000,000), and shall issue debt, other than commercial paper, if any, that is rated "A" or higher by Moody's, S&P , or Fitch. Eligible commercial paper shall have a maximum maturity of 270 days or less. Local agencies, other than counties or a city and county, may invest no more than 25 percent of their money in eligible commercial paper. Local agencies, other than counties or a city and county, may purchase no more than 10 percent of the outstanding commercial paper of any single corporate issue. Counties or a city and county may invest in commercial paper pursuant to the concentration limits in subdivision (a) of Section 53635.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank, a savings association or a federal association (as defined by Section 5102 of the Financial Code), a state or federal credit union, or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposit do not come within Article 2 (commencing with Section 53630), except that the amount so invested shall be subject to the limitations of Section 53638. The legislative body of a local agency and the treasurer or other official of the local agency having legal custody of the money are prohibited from investing local agency funds, or funds in the custody of the local agency, in negotiable certificates of deposit issued by a state or federal credit union if a member of the legislative body of the local agency, or any person with investment decision making authority in the administrative office manager's office, budget office, auditor-controller's office, or treasurer's office of the local agency also serves on the board of directors, or any committee appointed by the board of directors, or the credit committee or the supervisory committee of the state or federal credit union issuing the negotiable certificates of deposit.


(i) (1) Investments in repurchase agreements or reverse repurchase agreements or securities lending agreements of any securities authorized by this section, as long as the agreements are subject to this subdivision, including the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section, when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly. Since the market value of the underlying securities is subject to daily market fluctuations, the investments in repurchase agreements shall be in compliance if the value of the underlying securities is brought back up to 102 percent no later than the next business day.


(3) Reverse repurchase agreements or securities lending agreements may be utilized only when all of the following conditions are met:

(A) The security to be sold on reverse repurchase agreement or securities lending agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale.

(B) The total of all reverse repurchase agreements and securities lending agreements on investments owned by the local agency does not exceed 20 percent of the base value of the portfolio.

(C) The agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement or securities lending agreement and the final maturity date of the same security.

(D) Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement or securities lending agreement, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement or securities lending agreement, unless the reverse repurchase agreement or securities lending agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement or securities lending agreement and the final maturity date of the same security.

(4) (A) Investments in reverse repurchase agreements, securities lending agreements, or similar investments in which the local agency sells securities prior to purchase with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York or with a nationally or state-chartered bank that has or has had a significant banking relationship with a local agency.

(B) For purposes of this chapter, "significant banking relationship" means any of the following activities of a bank:

(i) Involvement in the creation, sale, purchase, or retirement of a local agency's bonds, warrants, notes, or other evidence of indebtedness.

(ii) Financing of a local agency's activities.

(iii) Acceptance of a local agency's securities or funds as deposits.

(5) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third-party custodial agreement. The transfer of underlying securities to the counterparty bank's customer book-entry account may be used for book-entry delivery.


(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) "Securities lending agreement" means an agreement under which a local agency agrees to transfer securities to a borrower who, in turn, agrees to provide collateral to the local agency. During the term of the agreement, both the securities and the collateral are held by a third party. At the conclusion of the agreement, the securities are transferred back to the local agency in return for the collateral.

(E) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements, securities lending agreements, or other similar borrowing methods.

(F) For purposes of this section, the spread is the difference between the cost of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes, defined as all corporate and depository institution debt securities with a maximum remaining maturity of five years or less, issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated "A" or better by a nationally recognized rating service. Purchases of medium-term notes shall not include other instruments authorized by this section and may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) (1) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions (a) to (j), inclusive, or subdivisions (m) or (n) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53630). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement or securities lending agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement or securities lending agreement may be 100 percent of the sales price if the securities are marked to market daily.


(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1 et seq.).


(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A) Attained the highest ranking or the highest letter and numerical rating provided by not less than two nationally recognized statistical rating organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to
(j), inclusive, or subdivisions (m) or (n) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A) Attained the highest ranking or the highest letter and numerical rating provided by not less than two nationally recognized statistical rating organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).


(l) Moneys held by a trustee or fiscal agent and pledged to the payment or security of bonds or other indebtedness, or obligations under a lease, installment sale, or other agreement of a local agency, or certificates of participation in those bonds, indebtedness, or lease installment sale, or other agreements, may be invested in accordance with the statutory provisions governing the issuance of those bonds, indebtedness, or lease installment sale, or other agreement, or to the extent not inconsistent therewith or if there are no specific statutory provisions, in accordance with the ordinance, resolution, indenture, or agreement of the local agency providing for the issuance.


(m) Notes, bonds, or other obligations that are at all times secured by a valid first priority security interest in securities of the types listed by Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(n) Any mortgage passthrough security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable passthrough certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.


CALIFORNIA GOVERNMENT CODE SECTION 53635.
LOCAL AGENCY INVESTMENTS; COMMERCIAL PAPER. TEXT OF SECTION EFFECTIVE JULY 7, 1988, AMENDED IN 1995,1996, 1998, 2000 AND 2001.
-------------------------------------------------------------------------------

This section shall apply to a local agency that is a county, a city and a county, or other local agency that pools money in deposits or investments with other local agencies, including local agencies that have the same governing body. However, Section 53601 shall apply to all local agencies that pool money in deposits or investments exclusively with local agencies that have the same governing body.

This section shall be interpreted in a manner that recognizes the distinct characteristics of investment pools and the distinct administrative burdens on managing and investing funds on a pooled basis pursuant to Article 6 (commencing with Section 27130) of Chapter 5 of Division 2 of Title 3.

A local agency that is a county or a city and county may invest in commercial paper pursuant to subdivision (g) of Section 53601, except that the local agency shall be subject to the following concentration limits:

(a) No more than 40 percent of the local agency's money may be invested in eligible commercial paper.

(b) No more than 10 percent of the local agency's money that may be invested pursuant to this section may be invested in the outstanding commercial paper of any single corporate issuer.

(c) No more than 10 percent of the outstanding commercial paper of any single corporate issuer may be purchased by the local agency.





FRANKLIN CASH RESERVES FUND

INSTITUTIONAL FIDUCIARY TRUST


STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 2002


[Insert Franklin Templeton Investments logo]

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 1-800/321-8563


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated November 1, 2002, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and auditor's report in the Fund's Annual Report to Shareholders, for the fiscal year ended June 30, 2002, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact FTI Institutional Services at 1-800/321-8563.

CONTENTS

Goal, Strategies and Risks.................................................  2
Officers and Trustees......................................................  7
Management and Other Services.............................................. 12
Portfolio Transactions..................................................... 14
Distributions and Taxes.................................................... 14
Organization, Voting Rights and Principal Holders.......................... 15
Buying and Selling Shares.................................................. 16
Pricing Shares............................................................. 18
The Underwriter............................................................ 18
Performance................................................................ 19
Miscellaneous Information.................................................. 20
Description of Ratings..................................................... 21


-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
  RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                                            149 SAI 11/02


GOAL, STRATEGIES AND RISKS
-------------------------------------------------------------------------------
Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.


FUNDAMENTAL INVESTMENT POLICIES


The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

The Fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Portfolio). The Portfolio has the same investment goal and investment policies as the Fund, except, in all cases, the Fund may pursue its policies by investing in another registered investment company with the same investment goal and policies and restrictions as the Fund. The investment goal of the Portfolio also is fundamental and may not be changed without shareholder approval.

The Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Fund's total asset value.


2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goal and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.


3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.

6. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and that are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreement, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the Fund.

7. Act as underwriter of securities issued by other persons, except insofar as the Fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

10. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or the manager own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable where the Fund's policies, as described in its current prospectus, state otherwise, and further does not apply to the extent that the Fund invests all or substantially all of its assets in another registered investment company having the same investment objective and policies. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry.

As a money market fund, the Fund must follow certain procedures required by federal securities laws that may be more restrictive than some of the Fund's other policies or investment restrictions. With respect to diversification, these procedures require that the Fund not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Fund also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Fund, except to the extent that the Fund invests all of its assets in another registered investment company with the same investment objective and substantially similar policies as the Fund.

The Portfolio's investment restrictions are the same as the Fund's, except as indicated below and as necessary to reflect the Fund's policy to invest all of its assets in shares of the Portfolio.

The Portfolio may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Portfolio's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goals and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Invest in any issuer for purposes of exercising control or management.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Portfolio would be invested in such securities or repurchase agreements.

6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

7. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Portfolio as described in Part A of the Portfolio's registration statement specify otherwise.

8. Act as underwriter of securities issued by other persons except insofar as The Money Market Portfolios (Trust) may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

The Portfolio has the following additional fundamental policies:

The Portfolio: (a) may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and
(b) may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities. In accordance with procedures adopted pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Portfolio will not invest more than 5% of the Portfolio's total assets in Eligible Securities of a single issuer, other than U.S. government securities.


NON-FUNDAMENTAL INVESTMENT POLICIES


1. The Fund will invest in obligations or instruments issued by banks and savings institutions with assets of at least $1 billion.

2. The Fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

3. The Fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Fund may invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

4. The Fund may not make any new investments while any outstanding loans exceed 5% of its total assets.

5. The Fund may invest up to 10% of its assets in taxable municipal securities.

6. The Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

7. The Fund may not invest more than 10% of its net assets in illiquid securities. Notwithstanding this limitation, the Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the Fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

8. The Fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS
-------------------------------------------------------------------------------


The following is a description of the various types of securities the Fund, investing through the Portfolio, may buy.


ASSET-BACKED SECURITIES in which the Fund may invest are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.


BANK OBLIGATIONS The Fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as time deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Time DEPOSITS are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Deposits are frequently combined in larger units by an intermediate bank or other institution.


COMMERCIAL PAPER The Fund may invest in commercial paper of domestic or foreign issuers.

CORPORATE OBLIGATIONS may include fixed, floating and variable rate bonds, debentures or notes.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. Some of the Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign banks and insurance companies. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign bank or insurance company may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund.

The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.


ILLIQUID INVESTMENTS Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. The Fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The Fund's board of trustees will consider appropriate actions, consistent with the Fund's goals and policies, if a security becomes illiquid after purchase.


INTEREST RATE As a general rule, when interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. However, because the length of time to maturity of the money market instruments in the Fund's portfolio is very short, it is unlikely to be affected by interest rate changes in this way except in the case of unexpectedly large interest rate changes over a very short period of time.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.


MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio.


The Fund's structure is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the Portfolio, the Fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.

If the Fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders voted.

There are some risks associated with the Fund's master/feeder structure. If other shareholders in the Portfolio sell their shares, the Fund's expenses may increase. Additionally, any economies of scale the Fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and Fund shareholders do not approve the same change for the Fund, the Fund may need to withdraw its investment from the Portfolio. Likewise, if the board of trustees considers it to be in the Fund's best interest, it may withdraw the Fund's investment from the Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of the Fund's assets in another pooled investment entity with the same investment goal and policies as the Fund, or hiring an investment manager to manage the Fund's investments. Either circumstance could increase the Fund's expenses.

MUNICIPAL SECURITIES Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal security holders.


REPURCHASE AGREEMENTS The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.


Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

STRIPPED SECURITIES are the separate income and principal components of debt securities. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.



U.S. GOVERNMENT SECURITIES Some U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the instrumentality.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Fund, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Fund does not have any limit on the amount of its assets that may be invested in variable master demand notes and may invest only in variable master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a variable master demand note, the manager considers, among other things, the earnings power, cash flow and other liquidity ratios of the issuer.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. When the Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

OFFICERS AND TRUSTEES
-------------------------------------------------------------------------------

The Institutional Fiduciary Trust (Trust) has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.


INDEPENDENT BOARD MEMBERS
----------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX
                                   LENGTH        OVERSEEN               OTHER
NAME, AGE                          OF TIME       BY BOARD           DIRECTORSHIPS
AND ADDRESS        POSITION        SERVED        MEMBER*                 HELD
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FRANK H.           Trustee         Since         106                None
ABBOTT, III                        1985
(81)
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director,
MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing)
(until 1996).
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
HARRIS J.          Trustee         Since         133                Director, Bar-S
ASHTON (70)                        1985                             Foods (meat
One Franklin                                                        packing company).
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc.
(bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of
the Board, General Host Corporation (nursery and craft centers) (until 1998).
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
ROBERT F.          Trustee         Since          42                None
CARLSON (74)                       1998
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees
Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community
Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California
Department of Transportation.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
S. JOSEPH          Trustee         Since         134                None
FORTUNATO                          1989
(70)
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FRANK W.T.         Trustee         Since         106                Director, The California
LAHAYE (73)                        1985                             Center for Land Recycling
One Franklin                                                        (redevelopment).
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine
Venture Management Company (venture capital).
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
GORDON S.          Trustee         Since         133                Director, White Mountains
MACKLIN (74)                       1992                             Insurance Group, Ltd.
One Franklin                                                        (holding company); Martek
Parkway                                                             Biosciences Corporation;
San Mateo,                                                          WorldCom, Inc.
CA 94403-1906                                                       (communications services);
                                                                    MedImmune, Inc.
                                                                    (biotechnology);
                                                                    Overstock.com (Internet
                                                                    services); and Spacelab,
                                                                    Inc. (aerospace services).
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY,
Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist
Group (investment banking) (until 1992); and President, National Association of Securities
Dealers, Inc. (until 1987).
----------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
----------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX
                                   LENGTH        OVERSEEN               OTHER
NAME, AGE                          OF TIME       BY BOARD           DIRECTORSHIPS
AND ADDRESS        POSITION        SERVED        MEMBER*                 HELD
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
**CHARLES B.       Trustee and     Trustee       133                None
JOHNSON (69)       Chairman of     since
One Franklin       the Board       1985
Parkway                            and
San Mateo,                         Chairman
CA 94403-1906                      of the
                                   Board
                                   since
                                   1993
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director,
Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director,
Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
**RUPERT H.        Trustee and     Trustee       116                None
JOHNSON, JR.       President       since
(62)               and Chief       1985 and
One Franklin       Executive       President
Parkway            Officer -       and
San Mateo,         Investment      Chief
CA 94403-1906      Management      Executive
                                   Officer-
                                   Investment
                                   Management
                                   since
                                   October,
                                   2002
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.;
Vice President and Director, Franklin Templeton Distributors, Inc.; Director,
Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
HARMON E.          Vice            Since         Not                None
BURNS (57)         President       1986          Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MARTIN L.          Vice            Since         Not                None
FLANAGAN (42)      President       1995          Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating
Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director,
Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton
Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.;
Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman,
Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
JIMMY D.           Senior Vice     Since         Not                None
GAMBILL (55)       President       October,      Applicable
500 East           and Chief       2002
Broward            Executive
Blvd.              Officer -
Suite 2100         Finance and
Fort               Administration
Lauderdale,
FL 33394-3091
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC.; and officer of some of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
DAVID P.           Vice            Since         Not                None
GOSS (55)          President       2000          Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer
and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin
Select Realty Trust (until 2000).
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
BARBARA J.         Vice            Since         Not                None
GREEN (55)         President       2000          Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice
President, Templeton Worldwide, Inc. and officer of one of the other subsidiaries of
Franklin Resources, Inc., and of 50 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive
Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and
Attorney Fellow, Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)(until 1979).
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MICHAEL O.         Vice            Since         Not                Director, FTI
MAGDOL (65)        President -     May, 2002     Applicable         Banque, Arch
600 5th            AML                                              Chemicals, Inc.
Avenue             Compliance                                       and Lingnan
Rockefeller                                                         Foundation.
Center
New York, NY
10048-0772
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International;
officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc.; and officer of 38 of the investment companies in Franklin Templeton
Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
KIMBERLEY          Treasurer       Treasurer     Not                None
MONASTERIO         and Chief       since         Applicable
(38)               Financial       2000 and
One Franklin       Officer         Chief
Parkway                            Financial
San Mateo,                         Officer
CA 94403-1906                      since
                                   September,
                                   2002
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MURRAY L.          Vice            Since         Not                None
SIMPSON (65)       President       2000          Applicable
One Franklin       and
Parkway            Secretary
San Mateo,
CA 94403-1906
----------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer
and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
and Director, Templeton Asset Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's administrator and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Trust pays noninterested board members $310 per month plus $225 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

                                                            NUMBER OF BOARDS
                                        TOTAL FEES          IN FRANKLIN
                         TOTAL FEES     RECEIVED            TEMPLETON
                         RECEIVED       FROM FRANKLIN       INVESTMENTS
                           FROM          TEMPLETON           ON WHICH
                         THE TRUST/1    INVESTMENTS/2          EACH
NAME                        ($)             ($)               SERVES/3
-------------------------------------------------------------------------------
Frank H. Abbott, III       5,268          163,675               28
Harris J. Ashton           5,001          353,221               44
Robert F. Carlson          6,730           93,240               12
S. Joseph Fortunato        4,680          352,380               45
Frank W.T. LaHaye          5,188          154,197               28
Gordon S. Macklin          5,001          353,221               44

----------
1. For the fiscal year ended June 30, 2002.
2. For the calendar year ended December 31, 2001.
3. We base the number of boards on the number of registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.
----------


Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.


The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Fund and The Money Market Portfolio having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2001.

INDEPENDENT BOARD MEMBERS
-------------------------------------------------------------------------------
                                                           AGGREGATE
                                                        DOLLAR RANGE OF
                                                       EQUITY SECURITIES IN
                                                        ALL FUNDS OVERSEEN
                                                         BY THE BOARD
                                 DOLLAR RANGE             MEMBER IN THE
NAME OF                          EQUITY SECURITIES     FRANKLIN TEMPLETON
BOARD MEMBER                       IN THE FUND            FUND COMPLEX
-------------------------------------------------------------------------------
Frank H. Abbott, III               None                Over $100,000
-------------------------------------------------------------------------------
Harris J. Ashton                   None                Over $100,000
-------------------------------------------------------------------------------
Robert F. Carlson                  None                Over $100,000
-------------------------------------------------------------------------------
S. Joseph Fortunato                None                Over $100,000
-------------------------------------------------------------------------------
Frank W. T. LaHaye                 None                Over $100,000
-------------------------------------------------------------------------------
Gordon S. Macklin                  None                Over $100,000
-------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS
-------------------------------------------------------------------------------
                                                            AGGREGATE
                                                        DOLLAR RANGE OF
                                                       EQUITY SECURITIES IN
                                                        ALL FUNDS OVERSEEN
                                                         BY THE BOARD
                                 DOLLAR RANGE             MEMBER IN THE
NAME OF                          EQUITY SECURITIES     FRANKLIN TEMPLETON
BOARD MEMBER                       IN THE FUND            FUND COMPLEX
-------------------------------------------------------------------------------
Charles B. Johnson                 None                Over $100,000
-------------------------------------------------------------------------------
Rupert H. Johnson, Jr.             None                Over $100,000
-------------------------------------------------------------------------------

BOARD COMMITTEES

The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent
Trustees: Frank H. Abbott, III, Robert F. Carlson and Frank W.T. LaHaye. The Nominating Committee is comprised of the following Independent Trustees:
Frank H. Abbott, III, Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Frank W.T. LaHaye and Gordon S. Macklin.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151
Sacramento, CA  95899-9983

During the fiscal year ended June 30, 2002, the Audit Committee met twice and the Nominating Committee did not meet.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Portfolio's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.


The manager provides investment research and portfolio management services, and selects the securities for the Portfolio to buy, hold or sell. The manager also selects the brokers who execute the Portfolio's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolio, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolio. Similarly, with respect to the Portfolio, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolio or other funds it manages.

The Fund, the Portfolio, its manager and the Fund's principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Portfolio or that are currently held by the Portfolio, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, the Portfolio, its manager and the Fund's principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).


During the past fiscal year, the Portfolio's board, including a majority of non-interested or independent trustees, approved renewal of the Portfolio's management agreement. In reaching this decision, the Portfolio's board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on the Portfolio's investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with the Portfolio's investment policies and restrictions. The information furnished annually to the Portfolio's board also included special reports prepared by an independent third party analyst comparing the Portfolio's investment performance, and expenses with those of other mutual funds deemed comparable to the Portfolio as selected by the independent third party analyst as well as information relating to the manager's profitability.

In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the Portfolio's board, including a majority of independent trustees, concluded that continuance of the management agreement was appropriate and in the best interest of Portfolio shareholders. In reaching this decision, the Portfolio's board took into account a combination of factors, including the following:

o PERFORMANCE. Performance of the Portfolio was considered in reference to a peer group of institutional money market funds, as selected by the independent third party analyst.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Portfolio in relation to those within the relevant peer group of institutional money market funds, as selected by the independent third party analyst. Emphasis is placed on the Portfolio's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Portfolio under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships. Recognition was given to costs resulting from exchange privileges given shareholders and the fact that the Fund largely functions as a temporary investment vehicle for investors within the Franklin Templeton family of funds.

o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Portfolio investment policies and restrictions, as well as the code of ethics which governs personal securities trading by Portfolio management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Portfolio under separate agreements with the manager and its affiliates. In performing this evaluation, the Portfolio's board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The Portfolio's board also considered the benefit to Portfolio shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.

o MANAGER'S PROFITABILITY. The trustees considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Portfolio. In doing so, the trustees considered materials and reports prepared annually by the manager which address profitability from its overall U.S. fund business, as well as from services provided the individual funds, including the Portfolio. The Portfolio's board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized with the Portfolio's independent auditors. The Portfolio's board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Portfolio operations, including the allocation of Portfolio brokerage and the use of "soft" commission dollars to pay for research and other similar services. The trustees also considered the manager's profitability in comparison with available industry data.


MANAGEMENT FEES The Portfolio pays the manager a fee equal to an annual rate of
0.15 of 1% of the value of its average daily net assets.

The fee is computed at the close of business each day according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolio paid the following management fees:


                    MANAGEMENT FEES PAID/1 ($)
------------------------------------------------
2002                   7,102,067
2001                   5,906,814
2000                   5,179,045

----------
1. For the fiscal years ended June 30, 2002, 2001 and 2000, management fees, before any advance waiver, totaled $7,371,088, $6,158,676 and $5,343,198, respectively. Under an agreement by the manager to limit its fees, the Portfolio paid the management fees shown.
----------


ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with the Fund to provide various administrative, statistical and other services to the Fund.

ADMINISTRATION FEES The Fund pays Advisers a fee equal to an annual rate of 0.25% of the value of the Fund's average daily net assets.

During the last three fiscal years ended June 30, the Fund paid Advisers the following administration fees:


             ADMINISTRATION FEES PAID ($)
-------------------------------------------
2002                   429,123
2001                   326,038
2000                   314,363

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to FTI Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906.


For its services, Investor Services receives a fixed fee per account. The Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.


CUSTODIAN Investor Services, as the transfer agent for The Money Market Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the Fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolio.


AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Fund's independent auditor. The auditor gives an opinion on the financial statements included in the Fund's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The Fund will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Portfolio's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.


During the fiscal years ended June 30, 2002, 2001 and 2000, the Portfolio did not pay any brokerage commissions.

As of June 30, 2002, the Portfolio owned the following securities issued by its regular broker-dealers:

                                             AGGREGATE
                                             VALUE OF
                                             PORTFOLIO
                                           TRANSACTIONS ($)
-------------------------------------------------------------------
Deutsche Bank Securities                    175,001,000
ABN AMRO New York                           150,001,000
Barclay Investments Inc.                    125,002,000
UBS Warburg                                 100,001,000
Morgan Stanley Dean Witter                   74,917,000


Except as noted, neither the Fund nor the Portfolio owned any securities issued by their regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------




DISTRIBUTIONS OF NET INVESTMENT INCOME The Fund receives taxable income generally in the form of dividends on its investment in The Money Market Portfolio (Portfolio). The Fund also may earn taxable income from temporary investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays from this income will be taxable to you as ordinary income.

The Portfolio earns taxable income from many sources, including interest on domestic and foreign money market instruments, including U.S. government securities, commercial paper, short-term corporate obligations and repurchase agreements, and from ordinary income from the sale of market discount bonds.

DISTRIBUTIONS OF CAPITAL GAINS The Portfolio may realize short-term capital gains on the sale of its portfolio securities. However, any net short-term capital gains in this portfolio will be distributed to the Fund as ordinary taxable dividends. Because both the Portfolio and the Fund are money funds, neither anticipates realizing any long-term capital gains.

MAINTAINING A $1 SHARE PRICE Gains and losses on the Fund's investment in the shares of the Portfolio and unrealized appreciation or depreciation in the value of these shares may require the Fund to adjust its dividends to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.


INVESTMENTS IN FOREIGN SECURITIES The next two paragraphs describe tax considerations that are applicable to funds that invest in foreign securities. These considerations apply to the Portfolio, and, in turn, to the Fund.

EFFECT OF FOREIGN WITHHOLDING TAXES. The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to the Fund as ordinary income, and any losses reduce the Portfolio's ordinary income otherwise available for distribution to the Fund.


Either or both of these treatments could increase or decrease the Portfolio's ordinary income dividends to the Fund, and, in turn, the Fund's ordinary income dividends to you.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The Fund will inform you of the amount of your dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Dividends declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.


EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o   98% of its taxable ordinary income earned during the calendar year;

o 98% of its capital gain net income earned during the twelve month period ending October 31 (if any); and

o 100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale of your shares.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the Fund's income is derived indirectly from interest rather than dividends, generally none of its distributions will be eligible for the corporate dividends-received deduction.


U.S. GOVERNMENT SECURITIES States generally grant tax-free status to dividends paid from interest earned on certain U.S. government securities. The Fund, however, anticipates that none of its distributions will be exempt from state and local taxes because it invests in U.S. government securities only indirectly by investing in the Portfolio.

INVESTMENT IN COMPLEX SECURITIES The Portfolio may invest in securities issued or purchased at a discount that may require it to accrue and distribute income to the Fund that it has not yet received. In order to generate sufficient cash to make these distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed to the Fund, and, in turn, by the Fund to you.


ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

The Fund is a diversified series of Institutional Fiduciary Trust (Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of October 2, 2002, the principal shareholders of the Fund, beneficial or of record, were:


NAME AND ADDRESS                                      PERCENTAGE (%)
---------------------------------------------------------------------
FTB&T TTTEE for Defined Contribution Services              6.57
Franklin Templeton Profit Sharing 401(k) Plan
P.O. Box 2438
Rancho Cordova, CA  95741-2438

Defined Contribution Services for UNITE                    7.23
P.O. Box 2438
Rancho Cordova, CA 95670-7313


Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of October 2, 2002, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All wires sent and received by the custodian bank and reported by the custodian bank to the Fund prior to 3:00 p.m. Pacific Time, except on holidays, the day before a holiday or the day after a holiday, are normally effective on the same day, provided the Fund is notified on time as provided in the prospectus. All wire payments received or reported by the custodian bank to the Fund after 3:00 p.m. will be effective on the next business day. All checks or other negotiable bank drafts will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars and drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of Fund shares may be suspended at any time and resumed at any time thereafter.

DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued.


GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.



Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.


Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account. Fees for special services will not increase the Fund's expenses.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The valuation of The Money Market Portfolio's portfolio securities, including any securities set aside on the Portfolio's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates. The Portfolio's use of amortized cost, which helps the Portfolio maintain a $1 share price, is permitted by a rule adopted by the SEC.

The board has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to payments from the Fund under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.


DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a plan pursuant to Rule 12b-1. The plan is designed to benefit the Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because Advisers has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.


Under the plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses."

The Fund may pay up to 0.25% per year of the Fund's average daily net assets.

The plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.


For the fiscal year ended June 30, 2002, the amounts paid by the Fund pursuant to the plan were:

                                      ($)
----------------------------------------------
Advertising                        15,053
Printing and mailing
prospectuses                          185
  other than to current
shareholders
Payments to underwriters               -
Payments to broker-dealers        386,106
Other                              18,696
                                  ------------
Total                             420,040
                                  ------------


In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plan should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.


The average annual total returns for the indicated periods ended June 30, 2002, were:

                                  SINCE
                                INCEPTION
1 YEAR (%)     5 YEARS (%)      (7/1/94) (%)
-------------------------------------------------
1.85           4.39              4.72


The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T) = ERV

where:

P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


CURRENT YIELD Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 2002, was 0.91%.

EFFECTIVE YIELD The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 2002, was 0.92%.

The following SEC formula was used to calculate this figure:

Effective yield = [(Base period return + 1)365/7] - 1


OTHER PERFORMANCE QUOTATIONS The Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Lipper, Inc. - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


o Money Fund Report(R) - industry averages for seven day annualized and compounded yields of taxable, tax-free and government money funds.


o BANK RATE MONITOR - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

o SALOMON SMITH BARNEY BOND MARKET ROUNDUP - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills, and inflation.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $247 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 107 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.


DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

CORPORATE BOND RATINGS


MOODY'S INVESTORS SERVICE (MOODY'S)


INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL BOND RATINGS

MOODY'S

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its municipal bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (FITCH)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.





                         INSTITUTIONAL FIDUCIARY TRUST
                              FILE NOS. 002-96634
                                        811-4267

                                   FORM N-1A

                                    PART C
                               OTHER INFORMATION

ITEM 23.   EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i)   Agreement and Declaration of Trust dated January 15, 1985
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (ii) Certificate of Amendment of Agreement and Declaration of Trust dated May 12, 1987
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (iii) Certificate of Amendment of Agreement and Declaration of Trust dated October 9, 1987
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (iv) Certificate of Amendment of Agreement and Declaration of Trust dated November 17, 1987
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (v) Certificate of Amendment of Agreement and Declaration of Trust dated December 8, 1987
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (vi) Certificate of Amendment of Agreement and Declaration of Trust dated December 12, 1989
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

      (b)  By-Laws

           (i)   By-Laws
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (ii)  Certificate of Amendment of By-Laws dated October 9, 1987
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (ii) Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (iii) Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated July 1, 1994
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (iv) Amendment to Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: October 30, 1997

           (v) Amendment to Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: October 30, 1997

           (vi) Amendment to Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated August 1, 1995
                 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: October 30, 1997

           (vii) Amendment to Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1998
                 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: August 27, 1999

           (viii)Amendment to Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1998
                 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: August 27, 1999

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date:  August 27, 1999

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 31, 1996

           (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: October 30, 1997

           (iii) Amendment dated February 27, 1998 Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: August 24, 1998

           (iv) Amendment dated May 1, 2002 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

           (v) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 31, 1996

      (h)  Other Material Contracts

           Not Applicable

      (i)  Legal Opinion

           (i)   Opinion and consent of counsel dated August 18, 1998
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: August 24, 1998

      (j)  Other Opinions

           (i)   Consent of Independent Auditors

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           Not Applicable

      (m)  Rule 12b-1 Plan

           (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1994
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (ii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (iii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

      (n)  Rule 18f-3 Plan

           Not Applicable

      (p)  Code of Ethics

           (i)  Code of Ethics dated December 2001

      (q)  Power of Attorney

           (i) Power of Attorney for Institutional Fiduciary Trust dated July 13, 2000
                 Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: October 27, 2000

           (ii) Power of Attorney for The Money Market Portfolios dated July 13, 2000
                 Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: October 27, 2000

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
           REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), administrator of Registrant and investment advisor of the Master Fund, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Gold and Precious Metals Fund
Franklin Global Trust
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
FTI Funds
Franklin Value Investors Trust

Templeton Capital Accumulator Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

      Not Applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 2002.

                                    INSTITUTIONAL FIDUCIARY TRUST
                                    (Registrant)

                                    By:   /s/David P. Goss
                                          -------------------------
                                          David P. Goss
                                          Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

FRANK H. ABBOTT, III*               Trustee
---------------------
Frank H. Abbott, III                  Dated: October 29, 2002

HARRIS J. ASHTON*                   Trustee
-----------------
Harris J. Ashton                      Dated: October 29, 2002

ROBERT F. CARLSON*                  Trustee
------------------
Robert F. Carlson                     Dated: October 29, 2002

S. JOSEPH FORTUNATO*                Trustee
--------------------
S. Joseph Fortunato                   Dated: October 29, 2002

CHARLES B. JOHNSON*                 Trustee
-------------------
Charles B. Johnson                    Dated: October 29, 2002

FRANK W.T. LAHAYE*                  Trustee
------------------
Frank W.T. LaHaye                     Dated: October 29, 2002

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                     Dated: October 29, 2002


*By   /s/David P. Goss
      ------------------------------------------------
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



/s/Rupert H. Johnson, Jr.           Trustee, President and Chief Executive
-------------------------           Officer-Investment Management
Rupert H. Johnson, Jr.                Dated: October 29, 2002



/s/Jimmy D. Gambill                 Chief Executive Officer-Finance
-----------------------             and Administration
Jimmy D. Gambill                      Dated: October 29, 2002



/s/Kimberley H. Monasterio          Treasurer and Chief Financial Officer
--------------------------            Dated: October 29, 2002
Kimberley H. Monasterio






                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 2002.

                                    THE MONEY MARKET PORTFOLIOS

                                    By:   /s/David P. Goss
                                          -------------------------
                                          David P. Goss
                                          Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

FRANK H. ABBOTT, III*             Trustee
---------------------
Frank H. Abbott, III                Dated: October 29, 2002

HARRIS J. ASHTON*                 Trustee
-----------------
Harris J. Ashton                    Dated: October 29, 2002

ROBERT F. CARLSON*                Trustee
------------------
Robert F. Carlson                   Dated: October 29, 2002

S. JOSEPH FORTUNATO*              Trustee
--------------------
S. Joseph Fortunato                 Dated: October 29, 2002

CHARLES B. JOHNSON*               Trustee
-------------------
Charles B. Johnson                  Dated: October 29, 2002

FRANK W. T. LAHAYE*               Trustee
-------------------
Frank W. T. LaHaye                  Dated: October 29, 2002

GORDON S. MACKLIN*                Trustee
------------------
Gordon S. Macklin                   Dated: October 29, 2002





*By   /s/David P. Goss
      ------------------------------------------------
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



/s/Rupert H. Johnson, Jr.           Trustee, President and Chief Executive
-------------------------           Officer-Investment Management
Rupert H. Johnson, Jr.                Dated: October 29, 2002



/s/Jimmy D. Gambill                 Chief Executive Officer-Finance
-----------------------             and Administration
Jimmy D. Gambill                      Dated: October 29, 2002



/s/Kimberley H. Monasterio          Treasurer and Chief Financial Officer
--------------------------            Dated: October 29, 2002
Kimberley H. Monasterio



                         INSTITUTIONAL FIDUCIARY TRUST
                            REGISTRATION STATEMENT
                                 EXHIBIT INDEX

EXHIBIT NO.          DESCRIPTION                        LOCATION

EX-99.a(i)           Agreement and Declaration of        *
                     Trust dated January 15, 1985

EX-99.a(ii)          Certificate of Amendment of         *
                     Agreement and Declaration of
                     Trust dated May 12, 1987

EX-99.a(iii)         Certificate of Amendment of         *
                     Agreement and Declaration of
                     Trust dated October 9, 1987

EX-99.a(iv)          Certificate of Amendment of         *
                     Agreement and Declaration of
                     Trust dated November 17, 1987

EX-99.a(v)           Certificate of Amendment of         *
                     Agreement and Declaration of
                     Trust dated December 8, 1987

EX-99.a(vi)          Certificate of Amendment of         *
                     Agreement and Declaration of
                     Trust dated December 12, 1989

EX-99.b(i)           By-Laws                             *

EX-99.b(ii)          Certificate of Amendment of         *
                     By-Laws dated October 9, 1987

EX-99.d(i)           Administration Agreement between    *
                     Registrant, on behalf of
                     Franklin U.S. Government
                     Securities Money Market
                     Portfolio, and Franklin
                     Advisers, Inc. dated November 1,
                     1992

EX-99.d(ii)          Administration Agreement between    *
                     Registrant, on behalf of Money
                     Market Portfolio, and Franklin
                     Advisers, Inc. dated November 1,
                     1992


EX-99.d(iii)         Administration Agreement between    *
                     Registrant, on behalf of
                     Franklin Cash Reserve Fund, and
                     Franklin Advisers, Inc. dated
                     July 1, 1994

EX-99.d(iv)          Amendment to Administration         *
                     Agreement between Registrant,
                     on behalf of Franklin U.S.
                     Government Securities Money
                     Market Portfolio, and Franklin
                     Advisers, Inc. dated August 1,
                     1995

EX-99.d(v)           Amendment to Administration         *
                     Agreement between Registrant,
                     on behalf of Money Market
                     Portfolio, and Franklin
                     Advisers, Inc. dated August 1,
                     1995

EX-99.d(vi)          Amendment to Administration         *
                     Agreement between Registrant, on
                     behalf of Franklin Cash Reserves
                     Fund, and Franklin Advisers,
                     Inc. dated August 1, 1995

EX-99.d(vii)         Amendment to Administration         *
                     Agreement between Registrant,
                     on behalf of Franklin U.S.
                     Government Securities Money
                     Market Portfolio, and Franklin
                     Advisers, Inc. dated November 1,
                     1998

EX-99.d(viii)        Amendment to Administration         *
                     Agreement between Registrant,
                     on behalf of Money Market
                     Portfolio, and Franklin
                     Advisers, Inc. dated November 1,
                     1998

EX-99.e(i)           Amended and Restated                *
                     Distribution Agreement between
                     Registrant and
                     Franklin/Templeton Distributors,
                     Inc. dated April 23, 1995

EX-99.e(ii)          Forms of Dealer Agreements          *
                     between Franklin/Templeton
                     Distributors, Inc. and
                     Securities Dealers dated March
                     1, 1998

EX-99.g(i)           Master Custody Agreement between    *
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.g(ii)          Amendment dated May 7, 1997 to      *
                     Master Custody Agreement
                     between Registrant and Bank of
                     New York dated February 16,
                     1996

EX-99.g(iii)         Amendment dated February 27,        *
                     1998 to Master Custody
                     Agreement between Registrant
                     and Bank of New York dated
                     February 16, 1996

EX-99.(g)(iv)        Amendment dated May 1, 2002 to      Attached
                     Exhibit A of the Master Custody
                     Agreement between the Registrant
                     and Bank of New York dated
                     February 16, 1996

EX-99.g(v)           Terminal Link Agreement between     *
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.i(i)           Opinion and consent of counsel      *
                     dated August 18, 1998

EX-99.j(i)           Consent of Independent Auditors     Attached

EX-99.m(i)           Distribution Plan pursuant to       *
                     Rule 12b-1 between Registrant,
                     on behalf of Franklin Cash
                     Reserves Fund, and
                     Franklin/Templeton Distributors,
                     Inc. dated July 1, 1994

EX-99.m(ii)          Amended and Restated                *
                     Distribution Plan pursuant to
                     Rule 12b-1 between Registrant,
                     on behalf of Franklin U.S.
                     Government Securities Money
                     Market Portfolio, and
                     Franklin/Templeton Distributors,
                     Inc. dated December 1, 1993

EX-99.m(iii)         Amended and Restated                *
                     Distribution Plan pursuant to
                     Rule 12b-1 between Registrant,
                     on behalf of Money Market
                     Portfolio, and
                     Franklin/Templeton Distributors,
                     Inc. dated December 1, 1993

EX-99.p(i)           Code of Ethics                      Attached

EX-99.q(i)           Power of Attorney for               *
                     Institutional Fiduciary Trust
                     dated July 13, 2000

EX-99.q(ii)          Power of Attorney for The Money     *
                     Market Portfolios dated July 13,
                     2000


*Incorporated by Reference